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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for seven of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Disciplined Value Fund, for the year ended July 31, 2007. These seven series have a July 31, fiscal year end.

Date of reporting period: July 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Disciplined Small-Mid Value Fund

# Evergreen

## DISCIPLINED SMALL-MID VALUE FUND

Annual Report
as of July 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Disciplined Small-Mid Value Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of July 31, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/14/2005

	Class A	Class I
Class inception date	12/14/2005	12/14/2005

Nasdaq symbol	EDASX	EDISX

Average annual return*

1-year with sales charge	1.37%	N/A

1-year w/o sales charge	7.59%	7.94%

Since portfolio inception	3.56%	7.68%

Maximum sales charge	5.75%	N/A
	Front-end

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Disciplined Small-Mid Value Fund Class I shares versus a similar investment in the Russell 2500 Value Index (Russell 2500 Value) and the Consumer Price Index (CPI).

The Russell 2500 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 7.94% for the twelve-month period ended July 31, 2007. During the same period, the Russell 2500 Value returned 11.09%.

The fund seeks long-term capital growth.

Despite a difficult final month in July, market returns were quite healthy during the twelve-month period. However, value-oriented stocks were less favored by investors than growth-oriented stocks, and large-cap indexes slightly trumped small- and mid-cap stocks, especially in July as equity investors focused their investments on large companies that they perceived as safe and of high quality. Volatility in the markets returned with a vengeance, witnessed by wide swings in stock prices. The negative influences of the housing and credit markets fought for investors’ attention against the positive influences of good news about the economy and corporate earnings. Despite disturbing news from the mortgage market, Gross Domestic Product (“GDP”) expanded by a larger-than-expected 2.4% in the second quarter of 2007. The weakened dollar on world currency markets enabled U.S. exports to contribute more than a full percentage point to GDP growth while personal consumption appeared to be supported by solid income gains and record levels of household net worth. Although payrolls grew by less than the forecasted 92,000 jobs in July 2007, the U.S. economy has created more than seven million jobs in the past four years, giving support to the highest consumer confidence reading in six years.

The fund’s strategy uses a disciplined stock selection process based on proprietary research and analysis of company fundamentals and market data. The process is principally quantitative and objective in nature, searching for stocks that are attractive on the basis of valuation, quality and sentiment. Risk is explicitly managed with both state-of-the-art tools and traditional-style research to help ensure a well diversified portfolio highly reflective of the benchmark. This process is geared towards adding value relative to the benchmark through stock selection, with no active view on individual sector performance.

Stock selection was the primary reason the fund underperformed its benchmark for the fiscal year. Stock selection was particularly weak in the financials sector, which typically comprises about one-third of the benchmark, with several financials investments proving to be significant detractors. An overweight position in Fremont General Corp., a residential mortgage lender focusing on subprime and non-prime loans in California, was the single most negative contributor to relative performance. The stock suffered a 58% decline, mostly toward the end of the reporting period, as investor anxiety about subprime mortgage exposure heightened. Those same concerns also affected our overweighted position in IndyMac Bancorp, Inc., a thrift and mortgage bank also based in California. Its stock value fell about 45% over the period. In addition, Safety Insurance Group, Inc., a Massachusetts-based automobile insurance company, fell over 35% over the period. While selections in the materials and information technology sectors also held back results, no individual holdings in these sectors had major impacts by themselves.

Contributing positively to results was stock selection in the consumer staples, energy and health care sectors. The most significant contribution to relative performance was generated by our overweight position in Spartan Stores, Inc., which returned over 96% during the period. This consumer staples company, a Michigan-based food distributor, has a long history of providing positive earnings. During the period, its stock was upgraded by Wall Street analysts. In addition, the stock value received a boost when the company became the subject of takeover rumors. Among our energy selections, our overweight position in USEC, Inc., a uranium provider headquartered in Maryland, also made a significant contribution to results. The stock price rose by almost 60% during the period as USEC consistently beat earnings predictions. Finally, in the health care sector, our overweight position in Savient Pharmaceuticals, Inc., a New Jersey-based biopharmaceutical firm, also provided a boost to fund returns. This stock returned more than 100%, based on positive earnings, the dismissal of a class-action lawsuit against the company, and a promising product pipeline. We took profits and sold our position in Savient.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 928.69	$ 5.55
Class I	$ 1,000.00	$ 930.49	$ 4.40
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.04	$ 5.81
Class I	$ 1,000.00	$ 1,020.23	$ 4.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2007	2006[1]

Net asset value, beginning of period	$10.44	$10.00

Income from investment operations
Net investment income (loss)	0.08	0.06
Net realized and unrealized gains or losses on investments	0.72[2]	0.38

Total from investment operations	0.80	0.44

Distributions to shareholders from
Net investment income	(0.12)	0
Net realized gains	(0.05)	0

Total distributions to shareholders	(0.17)	0

Net asset value, end of period	$11.07	$10.44

Total return[3]	7.59%	4.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 32	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.90%	3.38%[4]
Net investment income (loss)	1.45%	0.97%[4]
Portfolio turnover rate	73%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2007	2006[1]

Net asset value, beginning of period	$10.45	$10.00

Income from investment operations
Net investment income (loss)	0.12	0.07
Net realized and unrealized gains or losses on investments	0.72[2]	0.38

Total from investment operations	0.84	0.45

Distributions to shareholders from
Net investment income	(0.13)	0
Net realized gains	(0.05)	0

Total distributions to shareholders	(0.18)	0

Net asset value, end of period	$11.11	$10.45

Total return	7.94%	4.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,816	$6,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.61%	3.20%[3]
Net investment income (loss)	1.76%	1.20%[3]
Portfolio turnover rate	73%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio .

3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2007
	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 13.0%
Auto Components 1.3%
ArvinMeritor, Inc.	10,334	$ 204,923
Lear Corp.	4,974	167,027

		371,950

Diversified Consumer Services 0.6%
Stewart Enterprises, Inc., Class A	24,101	168,948

Hotels, Restaurants & Leisure 2.0%
Bob Evans Farms, Inc.	4,399	142,748
IHOP Corp.	3,963	258,506
O’Charley’s, Inc. *	8,123	144,021

		545,275

Household Durables 1.8%
BLYTH, Inc.	6,665	148,763
Helen of Troy Corp.	7,329	162,777
NVR, Inc. *	323	186,849

		498,389

Leisure Equipment & Products 0.8%
Hasbro, Inc.	7,664	214,746

Media 2.6%
DreamWorks Animation SKG, Inc., Class A *	8,822	273,482
Harris Interactive, Inc. *	20,458	91,652
Marvel Entertainment, Inc.	9,209	223,134
Tribune Co.	5,046	141,086

		729,354

Specialty Retail 3.0%
Asbury Automotive Group, Inc.	5,608	124,049
Barnes & Noble, Inc.	4,565	153,156
Brown Shoe Co., Inc.	7,074	148,129
CSK Auto Corp.	8,831	120,455
Dress Barn, Inc. *	7,793	141,755
Rent-A-Center, Inc. *	7,989	155,066

		842,610

Textiles, Apparel & Luxury Goods 0.9%
Kellwood Co.	9,986	256,041

CONSUMER STAPLES 5.6%
Beverages 1.2%
Molson Coors Brewing Co., Class B	3,822	339,929

Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	3,457	167,181
Spartan Stores, Inc.	4,449	130,222

		297,403

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.8%
Del Monte Foods Co.	8,834	$ 226,592

Household Products 1.0%
Energizer Holdings, Inc. *	2,710	273,439

Personal Products 0.6%
Alberto-Culver Co.	7,554	177,670

Tobacco 0.9%
Universal Corp.	4,536	250,432

ENERGY 4.8%
Energy Equipment & Services 3.0%
Grey Wolf, Inc. *	26,941	199,633
SEACOR Holdings, Inc.	2,083	181,679
Tidewater, Inc.	3,995	273,338
Trico Marine Services, Inc.	5,019	177,924

		832,574

Oil, Gas & Consumable Fuels 1.8%
Frontier Oil Corp.	5,676	219,831
Tesoro Corp.	3,687	183,613
USEC, Inc.	5,813	97,600

		501,044

FINANCIALS 21.3%
Capital Markets 1.3%
ACA Capital Holdings, Inc. * (p)	12,435	72,745
Jefferies Group, Inc.	6,533	171,622
Knight Capital Group, Inc., Class A *	8,747	123,682

		368,049

Commercial Banks 4.7%
Banco Latinoamericano de Exportaciones SA	6,932	128,935
Center Financial Corp.	4,243	63,051
Central Pacific Financial Corp.	3,706	104,546
Irwin Financial Corp.	8,407	98,530
Oriental Financial Group, Inc.	11,804	105,292
Pacific Capital Bancorp	4,178	87,320
Peoples Bancorp, Inc.	5,094	114,207
Popular, Inc. (p)	12,941	170,692
Renasant Corp.	5,133	98,451
Simmons First National Corp., Class A	3,674	84,833
Southwest Bancorp, Inc.	5,813	114,807
Taylor Capital Group, Inc.	4,726	128,264

		1,298,928

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.9%
AmeriCredit Corp. *	6,466	$ 131,518
Cash America International, Inc.	2,940	107,663

		239,181

Insurance 7.8%
American Physicians Capital, Inc.	5,331	202,152
Arch Capital Group, Ltd.	3,247	226,186
Aspen Insurance Holdings, Ltd.	7,894	193,008
Axis Capital Holdings, Ltd.	6,621	243,984
IPC Holdings, Ltd.	6,841	169,725
Montpelier Re Holdings, Ltd.	11,737	186,032
Reinsurance Group of America, Inc.	3,972	211,747
RenaissanceRe Holdings, Ltd.	4,098	235,635
Safety Insurance Group, Inc.	4,054	134,998
Universal American Financial Corp.	6,897	193,737
Zenith National Insurance Corp.	4,534	182,992

		2,180,196

Real Estate Investment Trusts 4.6%
Agree Realty Corp.	4,488	130,646
Arbor Realty Trust, Inc.	5,020	99,145
Ashford Hospitality Trust	14,239	145,522
Capital Trust, Inc., Class A	3,865	119,544
Deerfield Triarc Capital Corp.	8,410	92,258
Gramercy Capital Corp.	3,002	72,618
Hospitality Properties Trust	4,790	183,744
HRPT Properties Trust	13,285	124,215
LaSalle Hotel Properties	3,655	146,310
LTC Properties, Inc.	2,152	43,191
National Retail Properties, Inc.	2,662	57,659
Newcastle Investment Corp.	3,628	65,340

		1,280,192

Thrifts & Mortgage Finance 2.0%
Corus Bankshares, Inc. (p)	5,253	85,414
Downey Financial Corp.	1,530	81,381
FirstFed Financial Corp. *	1,661	75,077
IndyMac Bancorp, Inc. (p)	3,525	77,550
ITLA Capital Corp.	1,809	76,883
PMI Group, Inc.	4,950	168,646

		564,951

HEALTH CARE 6.7%
Biotechnology 0.5%
Applera Corp. – Celera Genomics Group *	11,820	142,076

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.5%
Greatbatch, Inc. *	4,541	$ 140,907

Health Care Providers & Services 2.3%
AMERIGROUP Corp. *	4,913	135,992
Centene Corp. *	8,819	190,579
Health Net, Inc. *	2,403	119,045
Molina Healthcare, Inc. *	6,573	206,326

		651,942

Life Sciences Tools & Services 1.9%
Charles River Laboratories International, Inc. *	5,495	281,234
Invitrogen Corp. *	3,421	245,628

		526,862

Pharmaceuticals 1.5%
King Pharmaceuticals, Inc. *	13,520	229,975
Watson Pharmaceuticals, Inc. *	5,873	178,657

		408,632

INDUSTRIALS 13.5%
Aerospace & Defense 0.6%
Curtiss-Wright Corp.	4,159	181,208

Airlines 0.7%
ExpressJet Holdings, Inc.	36,661	191,737

Commercial Services & Supplies 2.5%
Bowne & Co.	11,598	201,110
IKON Office Solutions, Inc.	11,436	158,503
Spherion Corp. *	20,757	183,284
United Stationers, Inc. *	2,299	146,538

		689,435

Construction & Engineering 0.9%
EMCOR Group, Inc.	6,678	239,740

Electrical Equipment 1.4%
Belden, Inc.	3,718	203,672
Lamson & Sessions Co. *	7,841	173,600

		377,272

Industrial Conglomerates 1.5%
Teleflex, Inc.	3,166	241,977
Tredegar Corp.	9,963	182,921

		424,898

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.9%
Accuride Corp. *	5,841	$ 82,416
Gardner Denver, Inc. *	5,359	222,881
Mueller Industries, Inc.	5,535	204,131
SPX Corp.	1,886	177,039
Terex Corp. *	1,812	156,285
Timken Co.	7,688	256,779

		1,099,531

Road & Rail 2.0%
Laidlaw International, Inc.	5,884	200,056
Ryder System, Inc.	3,916	212,913
Saia, Inc.	7,458	150,875

		563,844

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.3%
3Com Corp. *	32,895	131,580
Adtran, Inc.	5,167	134,807
Arris Group, Inc. *	8,024	118,916
Extreme Networks, Inc. *	33,464	135,864
Tekelec *	10,177	130,367

		651,534

Computers & Peripherals 0.4%
Lexmark International, Inc., Class A *	2,657	105,058

Electronic Equipment & Instruments 2.4%
Avnet, Inc. *	4,131	156,482
AVX Corp.	8,878	141,959
Littelfuse, Inc. *	2,941	95,847
Tech Data Corp. *	3,130	117,281
Vishay Intertechnology, Inc. *	10,637	164,980

		676,549

IT Services 3.2%
BearingPoint, Inc. *	22,827	148,832
CACI International, Inc., Class A *	3,306	146,919
CIBER, Inc.	16,822	127,679
Convergys Corp. *	6,041	115,081
ManTech International Corp., Class A *	4,752	155,200
Unisys Corp. *	23,120	187,041

		880,752

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.8%
Amkor Technology, Inc. *	8,477	$ 104,776
Applied Micro Circuits Corp.	31,924	93,218
Brooks Automation, Inc.	7,221	126,873
Integrated Device Technology, Inc.	9,715	158,063
Teradyne, Inc. *	10,356	162,486
Zoran Corp. *	6,877	129,631

		775,047

Software 0.3%
Compuware Corp. *	9,866	92,050

MATERIALS 8.0%
Chemicals 3.8%
Celanese Corp., Ser. A	5,750	215,625
H.B. Fuller Co.	6,204	171,417
Lubrizol Corp.	4,630	290,116
PolyOne Corp. *	26,614	200,137
Spartech Corp.	8,288	182,750

		1,060,045

Containers & Packaging 1.0%
Pactiv Corp. *	5,066	160,136
Temple-Inland, Inc.	2,091	121,550

		281,686

Metals & Mining 1.8%
Carpenter Technology Corp.	2,206	261,830
Quanex Corp.	5,297	238,683

		500,513

Paper & Forest Products 1.4%
Buckeye Technologies, Inc.	13,130	201,283
Schweitzer-Mauduit International, Inc.	7,643	174,490

		375,773

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.3%
CenturyTel, Inc.	6,011	275,725
IDT Corp., Class B *	7,685	76,696

		352,421

Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc.	4,134	274,497

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
UTILITIES 8.6%
Electric Utilities 4.3%
CMS Energy Corp.	15,986	$ 258,334
Northeast Utilities	10,845	296,502
Pepco Holdings, Inc.	11,351	307,271
UIL Holdings Corp.	5,857	173,250
Westar Energy, Inc.	7,633	175,712

		1,211,069

Gas Utilities 2.1%
ONEOK, Inc.	6,834	346,826
WGL Holdings, Inc.	7,742	231,795

		578,621

Multi-Utilities 2.2%
CenterPoint Energy, Inc.	10,606	174,787
NSTAR	7,047	221,628
OGE Energy Corp.	6,418	212,757

		609,172

Total Common Stocks (cost $28,295,324)		26,520,764

EXCHANGE TRADED FUNDS 0.1%
iShares Russell 2000 Value Index Fund	186	13,946
iShares Russell Midcap Value Index Fund	95	14,097

Total Exchange Traded Funds (cost $29,422)		28,043

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.2%
MUTUAL FUND SHARES 1.2%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I,
5.26% q (cost $346,500)	346,500	346,500

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	418,920	418,920

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bills:
4.58%, 09/13/2007 † ƒ	$750,000	745,897
4.61%, 09/20/2007 † ƒ	50,000	49,680

		795,577

Total Short-Term Investments (cost $1,214,497)		1,214,497

Total Investments (cost $29,885,743) 100.9%		28,109,804
Other Assets and Liabilities (0.9%)		(261,840)

Net Assets 100.0%		$ 27,847,964

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued
July 31, 2007

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Financials	22.3%
Industrials	14.2%
Consumer Discretionary	13.7%
Information Technology	12.0%
Utilities	9.0%
Materials	8.4%
Health Care	7.0%
Consumer Staples	5.9%
Energy	5.0%
Telecommunication Services	2.4%
Other	0.1%

100.0%

See Notes to Financial Statements
16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $29,466,823) including $318,870 of securities loaned	$ 27,690,884
Investments in affiliated money market fund, at value (cost $418,920)	418,920

Total investments	28,109,804
Receivable for securities sold	82,348
Receivable for Fund shares sold	532
Dividends receivable	38,363
Receivable for securities lending income	1,163
Prepaid expenses and other assets	3,001

Total assets	28,235,211

Liabilities
Payable for Fund shares redeemed	11,171
Payable for securities on loan	346,500
Payable for daily variation margin on open futures contracts	6,720
Advisory fee payable	321
Due to other related parties	299
Accrued expenses and other liabilities	22,236

Total liabilities	387,247

Net assets	$ 27,847,964

Net assets represented by
Paid-in capital	$ 28,877,478
Undistributed net investment income	155,952
Accumulated net realized gains on investments	631,186
Net unrealized losses on investments	(1,816,652)

Total net assets	$ 27,847,964

Net assets consists of
Class A	$ 31,742
Class I	27,816,222

Total net assets	$ 27,847,964

Shares outstanding (unlimited number of shares authorized)
Class A	2,867
Class I	2,503,462

Net asset value per share
Class A	$ 11.07
Class A — Offering price (based on sales charge of 5.75%)	$ 11.75
Class I	$ 11.11

See Notes to Financial Statements
17

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $118)	$ 225,372
Interest	51,439
Income from affiliate	40,965
Securities lending	7,318

Total investment income	325,094

Expenses
Advisory fee	84,812
Distribution Plan expenses	82
Administrative services fee	12,040
Transfer agent fees	80
Trustees’ fees and expenses	714
Printing and postage expenses	24,350
Custodian and accounting fees	16,035
Registration and filing fees	36,759
Professional fees	19,709
Other	1,384

Total expenses	195,965
Less: Expense reductions	(241)
Fee waivers and expense reimbursements	(84,190)

Net expenses	111,534

Net investment income	213,560

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	548,685
Futures contracts	111,010

Net realized gains on investments	659,695
Net change in unrealized gains or losses on investments	(1,977,985)

Net realized and unrealized gains or losses on investments	(1,318,290)

Net decrease in net assets resulting from operations	$ (1,104,730)

See Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006 (a)

Operations
Net investment income	$ 213,560		$ 42,800
Net realized gains on investments	659,695		589
Net change in unrealized gains or
losses on investments	(1,977,985)		161,333

Net increase (decrease) in net assets
resulting from operations	(1,104,730)		204,722

Distributions to shareholders from
Net investment income
Class A	(337)		0
Class I	(92,917)		0
Net realized gains
Class A	(144)		0
Class I	(36,420)		0

Total distributions to shareholders	(129,818)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,727	29,688	100	1,000
Class I	2,084,856	25,040,612	642,560	6,511,609

	25,070,300		6,512,609

Net asset value of shares issued in
reinvestment of distributions
Class A	40	464	0	0
Class I	93	1,084	0	0

	1,548		0

Payment for shares redeemed
Class I	(219,189)	(2,655,406)	(4,858)	(51,261)

Net increase in net assets resulting
from capital share transactions	22,416,442		6,461,348

Total increase in net assets	21,181,894		6,666,070
Net assets
Beginning of period	6,666,070		0

End of period	$ 27,847,964		$ 6,666,070

Undistributed net investment income	$ 155,952		$ 42,757

(a) For the period from December 14, 2005 (commencement of operations), to July 31, 2006.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Disciplined Small-Mid Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended July 31, 2007, the following amounts were reclassified:

Paid-in capital	$ (312)
Undistributed net investment income	(7,111)
Accumulated net realized gains on investments	7,423

21

NOTES TO FINANCIAL STATEMENTS continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC contractually waived its advisory fee in the amount of $84,176 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $29,895,024 and $8,514,089, respectively, for the year ended July 31, 2007.

At July 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2007	Loss

September 2007	1 S&P MidCap 400 Futures	$450,411	$430,700	$19,711
September 2007	4 Russell Mini Futures	333,402	312,400	21,002

22

NOTES TO FINANCIAL STATEMENTS continued

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $318,870 and $346,500, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $29,891,869 The gross unrealized appreciation and depreciation on securities based on tax cost was $706,716 and $2,488,781, respectively, with a net unrealized depreciation of $1,782,065.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Depreciation

$482,730	$269,821	$1,782,065

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark-to-market on futures transactions. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid were $129,818 and $0 of ordinary income for the years ended July 31, 2007 and July 31, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

23

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended July 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48,  Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken

24

NOTES TO FINANCIAL STATEMENTS continued

or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157,  Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Disciplined Small-Mid Value Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Disciplined Small-Mid Value Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 48.66% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 871 of the Internal Revenue Code, $345,639 has been designated as Quali-fied Short-Term Gains for purposes of exempting withholding of tax on distributions to U.S. nonresident shareholders.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

575706 rv1 09/2007

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

575706  rv1    09/2007

Evergreen Equity Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Equity Income Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers†:

• Walter T. McCormick, CFA

• Gary Mishuris, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

Average annual return*

1-year with sales charge	7.04%	7.80%	11.75%	N/A	N/A

1-year w/o sales charge	13.55%	12.76%	12.74%	13.84%	13.30%

5-year	10.95%	11.21%	11.48%	12.59%	12.14%

10-year	6.48%	6.34%	6.33%	7.40%	7.19%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/ fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Effective July 2, 2007, Mr. McCormick replaced Sujatha Avutu as lead portfolio manager of the Fund. Also effective July 2, 2007, Mr. Mishuris became a portfolio manager of the Fund.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.55% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 13.47% .

The fund seeks current income and capital growth in the value of its shares.

This was a period in which financials stocks, which comprised more than one-third of the benchmark’s weighting, struggled to achieve positive returns amid growing concerns about the effects of the slowdown in the housing industry and worries about the subprime mortgage market. Stocks of all sizes continued to perform well early in the fiscal year with mid cap and small cap shares maintaining the performance edge over larger company stocks, consistent with trends over the previous three years. Robust global growth and better-than-expected corporate earnings helped drive stock performance while high employment levels gave consumers confidence, despite problems in the housing industry. Throughout the period, we continued to emphasize dividend-paying corporations, although we did have some investments in a few fundamentally sound companies that did not pay stock dividends. Early in the fiscal year, we began to position the fund for a deceleration of growth rates, emphasizing corporations with records of producing consistent earnings growth even in slowdowns. As we did so, we increased investments in large cap companies—those with more than $15 billion in market capitalization—to about 80% of net assets. By emphasizing larger companies, we believed the portfolio would have greater exposure to corporations that had consistent earnings and that earned more of their profits from global trading. In our emphasis on growth companies with more consistent earnings records, we underweighted the consumer discretionary sector while overweighting consumer staples companies. Relative to the Russell 1000 Value, we also underweighted financials and energy companies. The underweighting of the financials sector, combined with good selection within that group, tended to help performance, as did stock selections within the consumer staples and consumer discretionary sectors. Financials investments that helped performance included: Janus Capital Group, Inc., an asset management company and Moody’s Corp., which operates a prominent securities ratings service. We took profits and sold our positions in Janus and Moody’s. Our overweight position in utilities also added to results, as did selection within that industry, especially among foreign utilities. Scottish Power, which received a takeover proposal from a Spanish corporation, was a notable contributor, as was the investment in Fortum Oyj, a Danish utility company. Florida-based FPL Group, Inc. also helped results among our utilities investments. We had excellent results from several energy holdings, including Exxon Mobil Corp., ConocoPhillips and Schlumberger, Ltd. In the telecommunications services sector, our investments in Verizon Communications, Inc. and AT&T, Inc. performed particularly well. Other significant contributors included software industry leader Microsoft Corp. and online education company Apollo Group, Inc., which began to recover after experiencing a series of challenges. Although pharmaceutical companies tended to underperform, we benefited from the performance of Bristol-Myers Squibb Co., a company in which we initiated a position during the period when its low stock price became particularly compelling.

The underweighting of energy stocks detracted from results during a period in which rising commodity prices helped lift the share prices of virtually the entire sector. Among those individual holdings that had disappointing results were biotechnology company Amgen, Inc., which encountered unexpected challenges with its anemia drug. Whole Foods Market, Inc. also underperformed as it faced a series of controversies amid regulatory challenges in connection with its planned takeover of Wild Oats, another natural foods retailer. The banking industry in general performed poorly, affecting holdings such as Bank of America Corp. and Wells Fargo & Co. The share price of pharmaceutical company Pfizer, Inc. fell by more than 9% during the period, while telecommunication services corporation Sprint Nextel Corp. also struggled as it tried to integrate operations of the two merged companies.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.50	$5.87
Class B	$ 1,000.00	$ 1,018.91	$9.46
Class C	$ 1,000.00	$ 1,018.56	$9.46
Class I	$ 1,000.00	$ 1,023.54	$4.47
Class R	$ 1,000.00	$ 1,020.87	$6.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.99	$5.86
Class B	$ 1,000.00	$ 1,015.42	$9.44
Class C	$ 1,000.00	$ 1,015.42	$9.44
Class I	$ 1,000.00	$ 1,020.38	$4.46
Class R	$ 1,000.00	$ 1,017.90	$6.95

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.17% for Class A, 1.89% for Class B, 1.89% for Class C, 0.89% for Class I and 1.39% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 24.16	$ 24.08	$21.43	$ 19.57	$ 17.81

Income from investment operations
Net investment income (loss)	0.36	0.44	0.35	0.36	0.46
Net realized and unrealized gains or losses on investments	2.70	1.01	3.40	1.89	1.70

Total from investment operations	3.06	1.45	3.75	2.25	2.16

Distributions to shareholders from
Net investment income	(0.49)	(0.30)	(0.33)	(0.39)	(0.40)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(3.24)	(1.37)	(1.10)	(0.39)	(0.40)

Net asset value, end of period	$ 23.98	$ 24.16	$24.08	$ 21.43	$ 19.57

Total return[1]	13.55%	6.40%	17.85%	11.48%	12.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$404,494	$420,757	$494,637	$485,701	$378,882
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.18%	1.21%	1.19%	1.34%	1.40%
Expenses excluding waivers/ reimbursements and expense reductions	1.19%	1.21%	1.23%	1.36%	1.41%
Net investment income (loss)	1.49%	1.80%	1.56%	1.62%	2.03%
Portfolio turnover rate	57%	96%	114%	137%	112%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 23.96	$ 23.88	$21.26	$ 19.40	$ 17.66

Income from investment operations
Net investment income (loss)	0.19[1]	0.25[1]	0.20[1]	0.20[1]	0.31
Net realized and unrealized gains or losses on investments	2.69	1.02	3.35	1.88	1.70

Total from investment operations	2.88	1.27	3.55	2.08	2.01

Distributions to shareholders from
Net investment income	(0.32)	(0.12)	(0.16)	(0.22)	(0.27)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(3.07)	(1.19)	(0.93)	(0.22)	(0.27)

Net asset value, end of period	$ 23.77	$ 23.96	$23.88	$ 21.26	$ 19.40

Total return[2]	12.76%	5.66%	16.97%	10.71%	11.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,897	$60,111	$85,366	$121,797	$158,010
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.89%	1.91%	1.89%	2.05%	2.11%
Expenses excluding waivers/ reimbursements and expense reductions	1.89%	1.91%	1.93%	2.07%	2.11%
Net investment income (loss)	0.78%	1.05%	0.89%	0.92%	1.60%
Portfolio turnover rate	57%	96%	114%	137%	112%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 23.92	$ 23.85	$21.23	$ 19.39	$ 17.65

Income from investment operations
Net investment income (loss)	0.19[1]	0.25[1]	0.20[1]	0.20[1]	0.30
Net realized and unrealized gains or losses on investments	2.68	1.02	3.35	1.87	1.71

Total from investment operations	2.87	1.27	3.55	2.07	2.01

Distributions to shareholders from
Net investment income	(0.32)	(0.13)	(0.16)	(0.23)	(0.27)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(3.07)	(1.20)	(0.93)	(0.23)	(0.27)

Net asset value, end of period	$ 23.72	$ 23.92	$23.85	$ 21.23	$ 19.39

Total return[2]	12.74%	5.64%	17.02%	10.70%	11.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,901	$28,739	$37,607	$42,447	$25,780
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.89%	1.91%	1.89%	2.04%	2.11%
Expenses excluding waivers/ reimbursements and expense reductions	1.89%	1.91%	1.93%	2.06%	2.11%
Net investment income (loss)	0.78%	1.08%	0.87%	0.92%	1.62%
Portfolio turnover rate	57%	96%	114%	137%	112%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$24.16	$24.08	$ 21.43	$19.57	$17.81

Income from investment operations
Net investment income (loss)	0.42	0.51	0.43	0.42	0.47
Net realized and unrealized gains or losses on investments	2.72	1.01	3.39	1.89	1.73

Total from investment operations	3.14	1.52	3.82	2.31	2.20

Distributions to shareholders from
Net investment income	(0.57)	(0.37)	(0.40)	(0.45)	(0.44)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(3.32)	(1.44)	(1.17)	(0.45)	(0.44)

Net asset value, end of period	$23.98	$24.16	$24.08	$21.43	$19.57

Total return	13.84%	6.72%	18.19%	11.81%	12.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 642	$ 616	$ 640	$ 631	$ 575
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	0.89%	0.92%	0.89%	1.05%	1.11%
Expenses excluding waivers/ reimbursements and expense reductions	0.89%	0.92%	0.93%	1.07%	1.11%
Net investment income (loss)	1.78%	2.12%	1.87%	1.92%	2.65%
Portfolio turnover rate	57%	96%	114%	137%	112%

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS R	2007	2006	2005	2004[1]

Net asset value, beginning of period	$24.19	$24.10	$21.42	$20.33

Income from investment operations
Net investment income (loss)	0.30	0.34	0.24	0.25
Net realized and unrealized gains or losses on investments	2.73	1.06	3.44	1.08

Total from investment operations	3.03	1.40	3.68	1.33

Distributions to shareholders from
Net investment income	(0.45)	(0.24)	(0.23)	(0.24)
Net realized gains	(2.75)	(1.07)	(0.77)	0

Total distributions to shareholders	(3.20)	(1.31)	(1.00)	(0.24)

Net asset value, end of period	$24.02	$24.19	$24.10	$21.42

Total return	13.30%	6.19%	17.46%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 103	$ 85	$ 88	$ 1
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.39%	1.42%	1.47%	1.47%[2]
Expenses excluding waivers/ reimbursements and expense reductions	1.39%	1.42%	1.51%	1.49%[2]
Net investment income (loss)	1.27%	1.45%	0.88%	1.41%[2]
Portfolio turnover rate	57%	96%	114%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2007

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 8.7%
Diversified Consumer Services 1.6%
Apollo Group, Inc., Class A * (p)	303,900	$17,963,529

Hotels, Restaurants & Leisure 2.0%
Carnival Corp. (p)	502,000	22,243,620

Media 2.1%
Omnicom Group, Inc. (p)	451,366	23,412,354

Multi-line Retail 1.2%
Target Corp.	232,392	14,075,984

Specialty Retail 0.8%
Best Buy Co., Inc. (p)	193,200	8,614,788

Textiles, Apparel & Luxury Goods 1.0%
Timberland Co., Class A *	474,400	11,276,488

CONSUMER STAPLES 10.9%
Beverages 3.1%
Coca-Cola Co.	232,996	12,141,422
Diageo plc	1,114,386	22,742,972

		34,884,394

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	158,609	7,288,084
Whole Foods Market, Inc. (p)	321,000	11,889,840

		19,177,924

Food Products 2.0%
Kraft Foods, Inc., Class A	359,022	11,757,970
McCormick & Co., Inc.	323,900	11,064,424

		22,822,394

Household Products 2.7%
Procter & Gamble Co.	482,821	29,867,307

Tobacco 1.4%
Altria Group, Inc.	232,683	15,466,439

ENERGY 13.1%
Energy Equipment & Services 0.9%
Schlumberger, Ltd.	114,703	10,864,668

Oil, Gas & Consumable Fuels 12.2%
Chevron Corp.	370,300	31,571,778
ConocoPhillips	559,526	45,232,082
Exxon Mobil Corp.	519,229	44,201,965
Occidental Petroleum Corp.	280,230	15,894,645

		136,900,470

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS 23.3%
Capital Markets 2.8%
Legg Mason, Inc. (p)	345,900	$31,131,000

Commercial Banks 3.0%
PNC Financial Services Group, Inc.	329,224	21,942,780
Wells Fargo & Co.	333,504	11,262,430

		33,205,210

Diversified Financial Services 8.1%
Bank of America Corp.	873,185	41,406,433
Citigroup, Inc.	805,435	37,509,108
JPMorgan Chase & Co.	282,510	12,433,265

		91,348,806

Insurance 6.8%
Allstate Corp.	124,432	6,613,561
American International Group, Inc.	246,502	15,820,498
Assured Guaranty, Ltd.	340,719	8,293,100
Genworth Financial, Inc., Class A	165,173	5,041,080
Marsh & McLennan Cos.	200,263	5,517,246
Prudential Financial, Inc.	110,000	9,749,300
Stewart Information Services Corp. (p)	217,300	7,927,104
Travelers Companies, Inc.	345,423	17,540,580

		76,502,469

Thrifts & Mortgage Finance 2.6%
Fannie Mae	265,000	15,857,600
Freddie Mac	232,531	13,317,050

		29,174,650

HEALTH CARE 12.3%
Biotechnology 1.2%
Amgen, Inc. *	250,100	13,440,374

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	171,462	9,018,901
Medtronic, Inc.	327,594	16,599,188

		25,618,089

Health Care Providers & Services 2.0%
WellPoint, Inc. * (p)	292,195	21,949,689

Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.	700,026	19,887,739
Merck & Co., Inc.	174,658	8,671,770
Novartis AG, ADR	427,800	23,079,810
Pfizer, Inc.	844,330	19,850,198
Wyeth	112,776	5,471,891

		76,961,408

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.8%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	115,950	$11,418,756

Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc. (p)	265,000	11,840,200
United Parcel Service, Inc., Class B	82,000	6,209,040

		18,049,240

Commercial Services & Supplies 1.0%
Cintas Corp.	307,500	11,242,200

Industrial Conglomerates 4.2%
General Electric Co.	1,227,169	47,565,070

INFORMATION TECHNOLOGY 7.7%
Communications Equipment 2.0%
QUALCOMM, Inc.	530,200	22,082,830

Computers & Peripherals 0.9%
Dell, Inc. *	350,000	9,789,500

IT Services 0.7%
Affiliated Computer Services, Inc., Class A *	148,879	7,988,847

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	548,200	12,948,484
Texas Instruments, Inc.	367,300	12,925,287

		25,873,771

Software 1.8%
Microsoft Corp.	712,453	20,654,013

MATERIALS 2.2%
Metals & Mining 1.3%
Alcoa, Inc.	385,000	14,707,000

Paper & Forest Products 0.9%
Weyerhaeuser Co. (p)	135,258	9,635,780

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	763,180	29,886,129
Verizon Communications, Inc.	544,352	23,200,282

		53,086,411

Wireless Telecommunication Services 1.2%
Sprint Nextel Corp. (p)	659,128	13,531,898

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES 7.7%
Electric Utilities 6.3%
DPL, Inc. (p)	360,325	$9,577,438
El Paso Electric Co.	261,700	6,089,759
Entergy Corp.	107,360	10,731,706
Exelon Corp. (p)	186,500	13,082,975
Fortum Oyj (p)	438,200	14,126,275
FPL Group, Inc.	220,787	12,746,034
Iberdrola SA	82,381	4,527,419

		70,881,606

Independent Power Producers & Energy Traders 0.9%
TXU Corp.	143,929	9,391,367

Multi-Utilities 0.5%
Energy East Corp.	233,729	5,915,681

Total Common Stocks (cost $948,957,534)		1,118,716,024

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 14.7%
COMMERCIAL PAPER 2.5%
East Fleet Finance, LLC, 5.34%, 12/03/2007	$ 9,998,461	9,999,311
Erste Finance, 5.34%, 01/11/2008	5,000,000	5,000,000
Liberty Harbour II, Ltd., 5.32%, 08/08/2007	4,980,789	4,994,828
Morgan Stanley, 5.37%, 10/29/2007	5,000,000	5,000,000
Victory Receivables Corp., 5.30%, 08/28/2007	3,184,468	3,187,292

		28,181,431

CORPORATE BONDS 3.7%
Capital Markets 0.6%
Credit Suisse Group, 5.30%, 08/01/2007	4,999,525	5,000,001
Morgan Stanley, FRN, 5.56%, 01/11/2008	2,002,140	2,000,554

		7,000,555

Commercial Banks 0.4%
BNP Paribas SA, 5.35%, 02/22/2008	5,001,500	5,000,941

Consumer Finance 1.5%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	2,999,700	2,999,854
CC USA, Inc., 5.42%, 08/03/2007	8,999,487	9,000,002
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	4,999,028	4,999,531

		16,999,387

Diversified Financial Services 1.2%
Bank of America Corp., FRN, 5.43%, 02/08/2008	4,000,000	4,000,917
Natixis Corp., FRN, 5.43%, 02/11/2008	999,919	999,969
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	2,999,700	2,999,725
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,831

		12,999,442
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	901,429	$901,429

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 8.4%
ABN Amro, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $4,000,603	$ 4,000,000	4,000,000
Bank of America Securities, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $8,001,204	8,000,000	8,000,000
BNP Paribas Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $8,001,207	8,000,000	8,000,000
Cantor Fitzgerald & Co., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $7,001,054	7,000,000	7,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007,
maturity value $2,000,301	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $6,000,903	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $5,000,754	5,000,000	5,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $15,002,258	15,000,000	15,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $3,000,453	3,000,000	3,000,000
Lehman Brothers, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $11,001,656	11,000,000	11,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $13,001,957	13,000,000	13,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $12,001,810	12,000,000	12,000,000

		94,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $165,083,185)		165,083,185

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø
(cost $32,027,295)	32,027,295	32,027,295

Total Investments (cost $1,146,068,014) 117.2%		1,315,826,504
Other Assets and Liabilities (17.2%)		(192,869,726)

Net Assets 100.0%		$ 1,122,956,778

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2007

*  Non-income producing security

(p)  All or a portion of this security is on loan.

^  Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 271 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q  Rate shown is the 7-day annualized yield at period end.

ø  Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR American Depository Receipt
FRN Floating Rate Note

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Financials	23.4%
Energy	13.2%
Health Care	12.3%
Consumer Staples	10.9%
Consumer Discretionary	8.7%
Industrials	7.9%
Information Technology	7.7%
Utilities	7.7%
Telecommunication Services	6.0%
Materials	2.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $1,114,040,719) including $157,857,038
of securities loaned	$1,283,799,209
Investments in affiliated money market fund, at value (cost $32,027,295)	32,027,295

Total investments	1,315,826,504
Foreign currency, at value (cost $130,831)	132,446
Receivable for Fund shares sold	196,660
Dividends receivable	1,928,306
Receivable for securities lending income	27,370
Prepaid expenses and other assets	30,661

Total assets	1,318,141,947

Liabilities
Payable for securities purchased	29,048,831
Payable for Fund shares redeemed	671,274
Payable for securities on loan	165,083,185
Advisory fee payable	13,379
Due to other related parties	5,440
Accrued expenses and other liabilities	363,060

Total liabilities	195,185,169

Net assets	$1,122,956,778

Net assets represented by
Paid-in capital	$892,805,168
Undistributed net investment income	364,671
Accumulated net realized gains on investments	60,019,156
Net unrealized gains on investments	169,767,783

Total net assets	$1,122,956,778

Net assets consists of
Class A	$404,493,641
Class B	48,896,637
Class C	27,901,474
Class I	641,562,194
Class R	102,832

Total net assets	$1,122,956,778

Shares outstanding (unlimited number of shares authorized)
Class A	16,865,237
Class B	2,057,338
Class C	1,176,324
Class I	26,750,539
Class R	4,280

Net asset value per share
Class A	$23.98
Class A — Offering price (based on sales charge of 5.75%)	$25.44
Class B	$23.77
Class C	$23.72
Class I	$23.98
Class R	$24.02

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $301,254)	$29,547,759
Income from affiliate	1,056,917
Securities lending	329,316
Interest	5,397

Total investment income	30,939,389

Expenses
Advisory fee	6,921,973
Distribution Plan expenses
Class A	1,276,685
Class B	563,925
Class C	295,740
Class R	486
Administrative services fee	1,153,354
Transfer agent fees	1,617,547
Trustees’ fees and expenses	25,952
Printing and postage expenses	127,044
Custodian and accounting fees	332,573
Registration and filing fees	89,943
Professional fees	55,253
Other	28,685

Total expenses	12,489,160
Less: Expense reductions	(26,826)
Expense reimbursements	(42,326)

Net expenses	12,420,008

Net investment income	18,519,381

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	76,689,801
Foreign currency related transactions	(57,571)

Net realized gains on investments	76,632,230
Net change in unrealized gains or losses on investments	53,256,136

Net realized and unrealized gains or losses on investments	129,888,366

Net increase in net assets resulting from operations	$148,407,747

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income		$18,519,381		$22,545,901
Net realized gains on investments		76,632,230		115,334,323
Net change in unrealized gains or losses
on investments		53,256,136		(64,301,372)

Net increase in net assets resulting
from operations		148,407,747		73,578,852

Distributions to shareholders from
Net investment income
Class A		(8,718,422)		(5,705,126)
Class B		(762,784)		(349,310)
Class C		(395,967)		(171,218)
Class I		(15,087,058)		(9,682,848)
Class R		(1,780)		(617)
Net realized gains
Class A		(45,915,770)		(21,182,750)
Class B		(6,349,903)		(3,375,098)
Class C		(3,277,061)		(1,527,025)
Class I		(68,962,365)		(27,912,040)
Class R		(10,166)		(3,356)

Total distributions to shareholders		(149,481,276)		(69,909,388)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	453,700	10,961,240	611,069	14,438,308
Class B	143,480	3,431,050	145,490	3,405,176
Class C	129,712	3,127,587	79,038	1,846,580
Class I	349,978	8,611,641	179,804	4,261,779
Class R	1,455	34,787	2,398	56,656

		26,166,305		24,008,499

Net asset value of shares issued in
reinvestment of distributions
Class A	2,217,493	51,065,450	1,096,150	25,083,370
Class B	280,026	6,371,009	148,682	3,356,494
Class C	131,519	2,986,974	58,972	1,329,861
Class I	3,358,151	77,398,342	1,501,140	34,406,680

		137,821,775		64,176,405

Automatic conversion of Class B shares
to Class A shares
Class A	234,614	5,680,214	456,028	10,812,411
Class B	(236,747)	(5,680,214)	(459,938)	(10,812,411)

		0		0

Payment for shares redeemed
Class A	(3,459,069)	(83,914,665)	(5,288,633)	(125,282,038)
Class B	(638,130)	(15,324,382)	(899,725)	(21,112,594)
Class C	(286,415)	(6,869,175)	(513,444)	(12,013,962)
Class I	(2,455,140)	(59,446,683)	(2,755,834)	(65,296,082)
Class R	(675)	(16,319)	(2,559)	(60,096)

		(165,571,224)		(223,764,772)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2007	2006

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(1,583,144)	$(135,579,868)

Total decrease in net assets	(2,656,673)	(131,910,404)
Net assets
Beginning of period	1,125,613,451	1,257,523,855

End of period	$1,122,956,778	$1,125,613,451

Undistributed net investment income	$364,671	$7,680,365

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

22

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

23

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from litigation proceeds. During the year ended July 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(869,064)
Accumulated net realized gains on investments	869,064

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $42,326.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as

24

NOTES TO FINANCIAL STATEMENTS continued

the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2007, the Fund paid brokerage commissions of $325,102 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $12,774 from the sale of Class A shares and $107,188 and $405 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $647,598,160 and $721,441,286, respectively, for the year ended July 31, 2007.

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $157,857,038 and $165,083,185, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,146,507,261. The gross unrealized appreciation and depreciation on securities based on tax cost was $180,656,303 and $11,337,060, respectively, with a net unrealized appreciation of $169,319,243.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2007, the Fund incurred and will elect to defer post-October currency losses of $68,592.

25

NOTES TO FINANCIAL STATEMENTS continued

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 1,034,093 shares of the Fund and received securities valued at $23,980,080 and $796,796 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $3,319,693 which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 26,208,447	$34,641,038	$169,302,125

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark-to-market on forwards. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2007	2006

Ordinary Income	$ 47,378,759	$ 27,407,122
Long-term Capital Gain	102,102,517	42,502,266

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended July 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

27

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

28

NOTES TO FINANCIAL STATEMENTS continued

14. SUBSEQUENT DISTRIBUTIONS

On September 13, 2007, the Fund declared distributions from net investment income to shareholders of record on September 12, 2007. The per share amounts payable on September 14, 2007 were as follows:

Net
Investment
Income

Class A	$0.0702
Class B	0.0235
Class C	0.0240
Class I	0.0871
Class R	0.0561

These distributions are not reflected in the accompanying financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Income Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Income Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $102,102,517 for the fiscal year ended July 31, 2007.

For corporate shareholders, 78.12% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 59.70% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

31

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33

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567505 rv4 09/2007

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567505 rv4 09/2007

Evergreen Fundamental Large Cap Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Fundamental Large Cap Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25%. However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm's recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Walter T. McCormick, CFA

• Emory Sanders, Jr., CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

Average annual return*

1-year with sales charge	9.58%	10.44%	14.44%	N/A

1-year w/o sales charge	16.29%	15.44%	15.44%	16.59%

5-year	10.13%	10.39%	10.65%	11.76%

10-year	3.70%	3.56%	3.56%	4.60%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 16.29% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the S&P 500 returned 16.13%.

The fund seeks capital growth with the potential for current income.

The fiscal year was characterized by changing leadership in the equity market. Stocks of all sizes continued to perform well early in the fiscal year, with mid cap and small cap shares maintaining the performance edge over larger company stocks that they had held for more than three years. Strong results from equities of all sizes came against a backdrop of robust global growth and better-than-expected corporate earnings. High employment levels gave consumers the confidence to continue to spend, despite some warning signs about problems in the housing industry and the mortgage market. Although the fund entered the fiscal year with a heavy weighting in large cap stocks, we increased the focus on larger companies during the year as we positioned the portfolio for a deceleration of growth rates, emphasizing companies with records of producing consistent earnings growth even in slowdowns. As we did so, we increased investments in large cap companies-those with more than $15 billion in market capitalization-to close to 90% of net assets. By emphasizing larger companies, we believed the portfolio would have greater exposure to corporations that had consistent earnings and that earned more of their profits from global trading. During the second half of the fiscal year, performance leadership shifted to the very large cap companies as evidence grew of a deceleration in the expansion of the domestic economy and worries increased about the potential impact of the slump in the housing industry and the problems in the subprime mortgage market.

Some investments posted disappointing results which held back performance. Biotechnology company, Amgen, Inc., encountered unexpected challenges with its anemia drug, while Whole Foods Markets, Inc. was faced with regulatory difficulties in connection with its planned takeover of Wild Oats. The banking industry in general performed poorly, affecting holdings such as Bank of America Corp. and Wells Fargo & Co. Our exposure to pharmaceutical company Pfizer, Inc. detracted from results, as did two coal-mining companies that we sold during the period: Massey Energy Co. and Peabody Energy Corp.

During this period, we also took advantage of weakness in the share prices of some large cap companies that we liked, increasing our investments in corporations such as internet retailers Amazon.com, Inc. and eBay, Inc.; on-line educational company Apollo Group, Inc.; and technology corporation Cisco Systems, Inc., while establishing positions in other corporations, notably Intel Corp. The emphasis on stable-growth, large cap companies gave support to fund performance over the twelve-month period. After a prolonged period of outperformance by small-and mid cap stocks, many of these larger companies were undervalued in relation to smaller companies. Among the investments that helped performance were our positions in: Exxon Mobil Corp. and Schlumberger, Ltd. in the energy sector; Intel, Cisco Systems and Google, Inc. in the technology sector; retailers Amazon.com and eBay; online educational company Apollo; and industrial corporation Pall Corp. We took profits and sold the position in Pall.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,036.45	$ 6.92
Class B	$ 1,000.00	$ 1,032.78	$ 10.53
Class C	$ 1,000.00	$ 1,032.35	$ 10.53
Class I	$ 1,000.00	$ 1,037.76	$ 5.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.00	$ 6.85
Class B	$ 1,000.00	$ 1,014.43	$ 10.44
Class C	$ 1,000.00	$ 1,014.43	$ 10.44
Class I	$ 1,000.00	$ 1,019.39	$ 5.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.37% for Class A, 2.09% for Class B, 2.09% for Class C and 1.09% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$23.37	$23.25	$20.85	$20.02	$18.58

Income from investment operations
Net investment income (loss)	0.13[1]	0.11[1]	0.14[1]	0.07[1]	0.12[1]
Net realized and unrealized gains or losses on investments	3.65	0.52	3.64	2.21	1.41

Total from investment operations	3.78	0.63	3.78	2.28	1.53

Distributions to shareholders from
Net investment income	(0.11)	(0.08)	(0.12)	0[2]	(0.09)
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(0.42)	(0.51)	(1.38)	(1.45)	(0.09)

Net asset value, end of period	$26.73	$23.37	$23.25	$20.85	$20.02

Total return[3]	16.29%	2.76%	18.77%	11.78%	8.32%

Ratios and supplemental data
Net assets, end of period (millions)	$ 646	$ 642	$ 794	$ 364	$ 125
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.38%	1.38%	1.39%	1.61%	1.70%
Expenses excluding waivers/ reimbursements and expense reductions	1.41%	1.40%	1.49%	1.65%	1.70%
Net investment income (loss)	0.50%	0.49%	0.62%	0.36%	0.65%
Portfolio turnover rate	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.87	$21.86	$19.72	$19.14	$17.80

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.01)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	3.40	0.49	3.42	2.11	1.36

Total from investment operations	3.36	0.44	3.41	2.03	1.35

Distributions to shareholders from
Net investment income	(0.03)	0	(0.01)	0	(0.01)
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(0.34)	(0.43)	(1.27)	(1.45)	(0.01)

Net asset value, end of period	$24.89	$21.87	$21.86	$19.72	$19.14

Total return[2]	15.44%	2.07%	17.93%	10.97%	7.60%

Ratios and supplemental data
Net assets, end of period (millions)	$ 150	$ 214	$ 340	$ 272	$ 242
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	2.09%	2.07%	2.10%	2.33%	2.43%
Expenses excluding waivers/ reimbursements and expense reductions	2.11%	2.09%	2.20%	2.37%	2.43%
Net investment income (loss)	(0.18%)	(0.21%)	(0.03%)	(0.36%)	(0.05%)
Portfolio turnover rate	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.87	$21.86	$19.72	$19.14	$17.81

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.05)[1]	0[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	3.41	0.49	3.42	2.11	1.35

Total from investment operations	3.36	0.44	3.42	2.03	1.34

Distributions to shareholders from
Net investment income	(0.03)	0	(0.02)	0	(0.01)
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(0.34)	(0.43)	(1.28)	(1.45)	(0.01)

Net asset value, end of period	$24.89	$21.87	$21.86	$19.72	$19.14

Total return[2]	15.44%	2.07%	17.95%	10.97%	7.54%

Ratios and supplemental data
Net assets, end of period (millions)	$ 80	$ 86	$ 110	$ 116	$ 12
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	2.09%	2.08%	2.10%	2.31%	2.43%
Expenses excluding waivers/ reimbursements and expense reductions	2.11%	2.10%	2.20%	2.35%	2.43%
Net investment income (loss)	(0.20%)	(0.21%)	(0.01%)	(0.35%)	(0.07%)
Portfolio turnover rate	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$23.76	$23.63	$21.16	$20.26	$18.80

Income from investment operations
Net investment income (loss)	0.21[1]	0.19[1]	0.20[1]	0.13[1]	0.17[1]
Net realized and unrealized gains or losses on investments	3.70	0.52	3.70	2.25	1.44

Total from investment operations	3.91	0.71	3.90	2.38	1.61

Distributions to shareholders from
Net investment income	(0.15)	(0.15)	(0.17)	(0.03)	(0.15)
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(0.46)	(0.58)	(1.43)	(1.48)	(0.15)

Net asset value, end of period	$27.21	$23.76	$23.63	$21.16	$20.26

Total return	16.59%	3.08%	19.12%	12.12%	8.64%

Ratios and supplemental data
Net assets, end of period (millions)	$ 274	$ 263	$ 292	$ 83	$ 93
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	1.09%	1.08%	1.08%	1.33%	1.43%
Expenses excluding waivers/ reimbursements and expense reductions	1.11%	1.10%	1.18%	1.37%	1.43%
Net investment income (loss)	0.79%	0.80%	0.87%	0.64%	0.94%
Portfolio turnover rate	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2007

		Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 9.6%
Diversified Consumer Services 2.4%
Apollo Group, Inc., Class A *		474,327	$28,037,469

Internet & Catalog Retail 3.1%
Amazon.com, Inc. * (p)		450,000	35,343,000

Media 2.3%
News Corp., Class A		438,667	9,264,647
Omnicom Group, Inc.		334,192	17,334,539

			26,599,186

Specialty Retail 1.0%
Best Buy Co., Inc. (p)		267,938	11,947,356

Textiles, Apparel & Luxury Goods 0.8%
Timberland Co., Class A *		362,455	8,615,555

CONSUMER STAPLES 11.8%
Beverages 2.2%
Diageo plc		605,131	12,349,830
Diageo plc, ADR		44,312	3,619,404
PepsiCo, Inc.		146,916	9,640,628

			25,609,862

Food & Staples Retailing 4.3%
CVS Caremark Corp.		515,500	18,140,445
Wal-Mart Stores, Inc.		318,560	14,637,832
Whole Foods Market, Inc. (p)		451,768	16,733,487

			49,511,764

Food Products 1.0%
McCormick & Co., Inc.		335,790	11,470,586

Household Products 2.7%
Procter & Gamble Co.		508,433	31,451,665

Tobacco 1.6%
Altria Group, Inc.		271,904	18,073,459

ENERGY 9.5%
Energy Equipment & Services	1.5%
Schlumberger, Ltd. (p)		186,390	17,654,861

Oil, Gas & Consumable Fuels	8.0%
Apache Corp.		143,206	11,576,773
BP plc, ADR		166,701	11,569,049
Chevron Corp.		101,871	8,685,521
ConocoPhillips		168,557	13,626,148
Exxon Mobil Corp.		540,351	46,000,081

			91,457,572

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS 18.7%
Capital Markets 4.7%
Goldman Sachs Group, Inc.	62,786	$11,825,115
Legg Mason, Inc.	202,242	18,201,780
Merrill Lynch & Co., Inc.	106,046	7,868,613
State Street Corp.	131,772	8,832,677
T. Rowe Price Group, Inc.	138,597	7,225,062

		53,953,247

Commercial Banks 2.3%
U.S. Bancorp	265,808	7,960,950
Wells Fargo & Co.	555,195	18,748,935

		26,709,885

Consumer Finance 1.1%
American Express Co.	204,091	11,947,487

Diversified Financial Services 7.6%
Bank of America Corp. (p)	649,396	30,794,358
Citigroup, Inc.	857,299	39,924,415
JPMorgan Chase & Co.	386,363	17,003,836

		87,722,609

Insurance 3.0%
American International Group, Inc.	198,965	12,769,573
Hartford Financial Services Group, Inc.	120,833	11,100,928
Prudential Financial, Inc.	119,938	10,630,105

		34,500,606

HEALTH CARE 14.0%
Biotechnology 2.9%
Amgen, Inc. *	274,259	14,738,678
Biogen Idec, Inc. *	327,518	18,517,868

		33,256,546

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	298,093	15,679,692
Medtronic, Inc	229,886	11,648,324
St. Jude Medical, Inc. *	206,098	8,891,068
Zimmer Holdings, Inc. *	104,061	8,091,783

		44,310,867

Health Care Providers & Services 0.9%
WellPoint, Inc. * (p)	145,037	10,895,179

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.3%
Abbott Laboratories	244,787	$12,408,253
Bristol-Myers Squibb Co.	572,991	16,278,674
Johnson & Johnson	196,831	11,908,276
Novartis AG, ADR	120,671	6,510,200
Pfizer, Inc.	730,774	17,180,497
Wyeth	162,652	7,891,875

		72,177,775

INDUSTRIALS 7.8%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	132,834	13,081,492
United Technologies Corp.	99,747	7,278,539

		20,360,031

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc. (p)	141,325	6,314,401
United Parcel Service, Inc., Class B	148,708	11,260,170

		17,574,571

Industrial Conglomerates 4.0%
General Electric Co.	1,190,071	46,127,152

Machinery 0.5%
Pall Corp.	127,004	5,273,206

INFORMATION TECHNOLOGY 22.6%
Communications Equipment 6.6%
Cisco Systems, Inc. *	1,060,819	30,668,277
QUALCOMM, Inc.	1,086,538	45,254,308

		75,922,585

Computers & Peripherals 2.2%
Dell, Inc. *	904,092	25,287,453

Internet Software & Services 3.8%
eBay, Inc. *	628,062	20,349,209
Google, Inc., Class A *	46,765	23,850,150

		44,199,359

IT Services 1.8%
Accenture, Ltd., Class A	218,288	9,196,473
Automatic Data Processing, Inc.	240,440	11,161,225

		20,357,698

Semiconductors & Semiconductor Equipment 4.1%
Altera Corp. (p)	653,473	15,160,574
Intel Corp.	775,438	18,315,845
Texas Instruments, Inc.	396,911	13,967,298

		47,443,717

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
Microsoft Corp.	692,325	$20,070,502
Oracle Corp. *	1,398,243	26,734,406

		46,804,908

MATERIALS 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc.	137,461	11,872,507

Paper & Forest Products 0.5%
Weyerhaeuser Co. (p)	78,637	5,602,100

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	280,129	10,969,851
Verizon Communications, Inc.	203,482	8,672,403

		19,642,254

Wireless Telecommunication Services 1.0%
Sprint Nextel Corp. (p)	553,537	11,364,115

UTILITIES 1.4%
Electric Utilities 1.4%
DPL, Inc. (p)	250,137	6,648,641
Exelon Corp.	127,937	8,974,781

		15,623,422

Total Common Stocks (cost $860,724,101)		1,144,701,614

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.7%
CERTIFICATE OF DEPOSIT 0.8%
Credit Industries, 5.29%, 03/20/2008	$8,998,094	8,999,921

COMMERCIAL PAPER 3.3%
Cheyne Finance, FRN, 5.35%, 05/19/2008	9,998,055	9,998,439
East Fleet Finance, LLC, FRN, 5.34%, 12/03/2007	9,998,461	9,999,311
Erste Finance, 5.34%, 01/11/2008	5,000,000	5,000,000
Fenway Funding, LLC, 5.55%, 08/01/2007	9,998,458	10,000,000
World Omni Vehicle Leasing Corp., 5.30%, 08/06/2007	2,987,633	2,997,792

		37,995,542

CORPORATE BONDS 2.3%
Capital Markets 0.4%
Morgan Stanley, FRN, 5.56%, 01/11/2008	5,005,350	5,001,386

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Consumer Finance 0.9%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	$2,999,700	$2,999,854
Toyota Motor Credit Corp., FRN, 5.33%, 01/14/2008	6,999,704	7,001,261

		10,001,115

Diversified Financial Services 1.0%
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	4,999,028	4,999,531
Natixis Corp., FRN, 5.43%, 02/11/2008	999,919	999,969
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,831

		10,998,331

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	2,915,567	2,915,567

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 2.1%
ABN AMRO, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $1,000,151	$1,000,000	1,000,000
Bank of America Corp., 5.42%, dated 07/31/2007 maturing 08/01/2007, maturity
value $7,001,054	7,000,000	7,000,000
Barclays Capital, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $2,000,302	2,000,000	2,000,000
BNP Paribas SA, 5.43% dated 07/31/2007, maturing 08/01/2007, maturity value
$1,000,151	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $1,000,151	1,000,000	1,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007,
maturity value $1,000,150	1,000,000	1,000,000
Credit Suisse First Boston Corp., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $2,000,301	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $2,000,302	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Lehman Brothers Holdings, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $2,000,301	2,000,000	2,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $2,000,302	$2,000,000	$2,000,000

		24,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $99,911,862)		99,911,862

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I,
5.05% q ø (cost $9,317,820)	9,317,820	9,317,820

Total Investments (cost $969,953,783) 109.1%		1,253,931,296
Other Assets and Liabilities (9.1%)		(104,634,781)

Net Assets 100.0%		$1,149,296,515

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 272 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Information Technology	22.7%
Financials	18.8%
Health Care	14.0%
Consumer Staples	11.9%
Consumer Discretionary	9.7%
Energy	9.6%
Industrials	7.8%
Telecommunication Services	2.7%
Materials	1.5%
Utilities	1.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $960,635,963) including $94,721,777 of securities
loaned	$1,244,613,476
Investments in affiliated money market fund, at value (cost $9,317,820)	9,317,820

Total investments	1,253,931,296
Foreign currency, at value (cost $30)	30
Receivable for securities sold	8,856,899
Receivable for Fund shares sold	29,537
Dividends receivable	1,025,802
Receivable for securities lending income	31,834
Prepaid expenses and other assets	42,154

Total assets	1,263,917,552

Liabilities
Payable for securities purchased	12,404,394
Payable for Fund shares redeemed	1,872,815
Payable for securities on loan	99,911,862
Advisory fee payable	13,310
Due to other related parties	10,661
Accrued expenses and other liabilities	407,995

Total liabilities	114,621,037

Net assets	$1,149,296,515

Net assets represented by
Paid-in capital	$1,038,128,999
Undistributed net investment income	839,829
Accumulated net realized losses on investments	(173,655,336)
Net unrealized gains on investments	283,983,023

Total net assets	$1,149,296,515

Net assets consists of
Class A	$646,271,470
Class B	149,672,438
Class C	79,743,159
Class I	273,609,448

Total net assets	$1,149,296,515

Shares outstanding (unlimited number of shares authorized)
Class A	24,180,950
Class B	6,013,729
Class C	3,203,490
Class I	10,054,034

Net asset value per share
Class A	$26.73
Class A — Offering price (based on sales charge of 5.75%)	$28.36
Class B	$24.89
Class C	$24.89
Class I	$27.21

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $19,824)	$22,013,578
Income from affiliate	717,810
Securities lending	150,972

Total investment income	22,882,360

Expenses
Advisory fee	7,055,222
Distribution Plan expenses
Class A	1,990,628
Class B	1,861,823
Class C	855,222
Administrative services fee	1,208,160
Transfer agent fees	4,307,007
Trustees’ fees and expenses	31,063
Printing and postage expenses	260,899
Custodian and accounting fees	323,299
Registration and filing fees	150,334
Professional fees	64,053
Interest expense	1,322
Other	30,736

Total expenses	18,139,768
Less: Expense reductions	(24,127)
Fee waivers and expense reimbursements	(252,852)

Net expenses	17,862,789

Net investment income	5,019,571

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	125,943,241
Foreign currency related transactions	2,204

Net realized gains on investments	125,945,445
Net change in unrealized gains or losses on investments	52,617,497

Net realized and unrealized gains or losses on investments	178,562,942

Net increase in net assets resulting from operations	$183,582,513

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income		$5,019,571		$5,453,302
Net realized gains on investments		125,945,445		106,456,455
Net change in unrealized gains or
losses on investments		52,617,497		(66,364,739)

Net increase in net assets resulting
from operations		183,582,513		45,545,018

Distributions to shareholders from
Net investment income
Class A		(2,907,685)		(2,733,714)
Class B		(262,630)		0
Class C		(108,882)		0
Class I		(1,638,761)		(1,807,523)
Net realized gains
Class A		(8,042,882)		(16,039,051)
Class B		(2,598,259)		(5,735,871)
Class C		(1,128,802)		(2,035,078)
Class I		(3,320,764)		(5,120,395)

Total distributions to shareholders		(20,008,665)		(33,471,632)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	604,429	15,343,614	6,287,920	146,758,032
Class B	225,665	5,380,094	363,345	8,003,046
Class C	79,224	1,884,680	146,923	3,186,405
Class I	312,634	7,826,337	330,567	7,848,585

		30,434,725		165,796,068

Net asset value of shares issued in
reinvestment of distributions
Class A	415,400	10,352,616	782,536	17,994,953
Class B	117,534	2,744,254	256,868	5,512,402
Class C	48,487	1,132,212	87,140	1,870,014
Class I	178,741	4,527,922	267,163	6,264,766

		18,757,004		31,642,135

Automatic conversion of Class B
shares to Class A shares
Class A	1,806,720	46,010,296	2,345,980	55,226,305
Class B	(1,934,007)	(46,010,296)	(2,501,311)	(55,226,305)

		0		0

Payment for shares redeemed
Class A	(6,115,489)	(156,419,145)	(16,104,284)	(380,974,298)
Class B	(2,196,248)	(52,214,731)	(3,852,695)	(84,738,228)
Class C	(850,377)	(20,366,917)	(1,340,832)	(29,558,779)
Class I	(1,507,768)	(39,545,402)	(1,884,059)	(44,770,351)

		(268,546,195)		(540,041,656)

Net decrease in net assets resulting
from capital share transactions		(219,354,466)		(342,603,453)

Total decrease in net assets		(55,780,618)		(330,530,067)
Net assets
Beginning of period		1,205,077,133		1,535,607,200

End of period		$1,149,296,515		$1,205,077,133

Undistributed net investment income		$839,829		$799,778

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

20

NOTES TO FINANCIAL STATEMENTS continued

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

21

NOTES TO FINANCIAL STATEMENTS continued

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended July 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(61,562)
Accumulated net realized losses on investments	61,562

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Fundamental Large Cap Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC contractually waived its advisory fee in the amount of $186,484 and voluntary reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $66,368.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2007, the Fund paid brokerage commissions of $216,139 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $14,789 from the sale of Class A shares and $313,950 and $1,809 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $207,007,194 and $402,500,704, respectively, for the year ended July 31, 2007.

23

NOTES TO FINANCIAL STATEMENTS continued

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $94,721,777 and $99,911,862, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $972,651,612. The gross unrealized appreciation and depreciation on securities based on tax cost was $291,334,370 and $10,054,686, respectively, with a net unrealized appreciation of $281,279,684.

As of July 31, 2007, the Fund had $172,604,038 in capital loss carryovers for federal income tax purposes with $17,394,863 expiring in 2009, $152,625,222 expiring in 2010 and $2,583,953 expiring in 2011.

These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended July 31, 2007 in accordance with income tax regulations.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 7,308,827 shares of the Fund and received securities valued at $167,997,958 and $5,879,044 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $41,082,638, which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryovers

$839,829	$1,646,531	$281,285,194	$172,604,038

24

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2007	2006

Ordinary Income	$4,917,958	$4,561,060
Long-term Capital Gain	15,090,707	28,910,572

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended July 31, 2007, the Fund had average borrowings outstanding of $22,490 at a rate of 5.88% and paid interest of $1,322.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate

25

NOTES TO FINANCIAL STATEMENTS continued

e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair

26

NOTES TO FINANCIAL STATEMENTS continued

value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On September 13, 2007, the Fund declared distributions from net investment income to shareholders of record on September 12, 2007. The per share amounts payable on September 14, 2007 were as follows:

Net Investment
Income

Class A	$ 0.0128
Class I	0.0736

These distributions are not reflected in the accompanying financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Fundamental Large Cap Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Fundamental Large Cap Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $15,090,707 for the fiscal year ended July 31, 2007.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

29

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Manager Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

567509 rv4 09/2007

Evergreen Intrinsic Value Fund

# Evergreen

## INTRINSIC VALUE FUND

**Annual Report**
**as of July 31, 2007**

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENT OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Intrinsic Value Fund for the twelvemonth period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Metropolitan West Capital Management, LLC

Portfolio Managers:

• Howard Gleicher, CFA

• Gary W. Lisenbee

• David M. Graham

• Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/1/2006

	Class A	Class B	Class C	Class I
Class inception date	8/1/2006	8/1/2006	8/1/2006	8/1/2006

Nasdaq symbol	EIVAX	EIVBX	EIVCX	EIVIX

Cumulative Return

Since portfolio inception with sales charge	8.94%	9.89%	13.90%	N/A

Since portfolio inception w/o sales charge	15.58%	14.89%	14.90%	15.84%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intrinsic Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 15.58% for the period ended July 31, 2007, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 13.73%.

The fund seeks long-term capital growth.

The domestic stock market posted solid gains over the period, despite periodic bouts of volatility caused by concerns about the economy and the effects of problems in the housing and mortgage industries. In general, strong corporate cash flows, liquid balance sheets and the low cost of buyout financing helped drive stock prices higher. Over the period, we maintained our long-term focus on individual security selection and continued to uncover attractive investment opportunities across all major economic sectors.

The fund’s investment discipline focuses on companies that portfolio managers believe have high-quality businesses, stock prices lower than the company’s intrinsic value, and one or more positive catalysts that can help close the valuation gap in a three- to five-year time span. Sector weightings tend to be a result of individual stock decisions.

During the fiscal year, performance was aided significantly by the underweighting of financial stocks, which was a byproduct of our bottom-up stock selection process, coupled with good selection within the financials sector. Leading individual contributors included discount broker Charles Schwab Corp., insurance company AFLAC, Inc. and investment banker Morgan Stanley. The fund’s relatively small exposure to the weak-performing banking industry also had a positive impact on relative results. An overweighting of, and strong stock selection in, the information technology sector also contributed positively to results. In information technology, we generally avoided the more volatile names, preferring corporations such as Apple, Inc., International Business Machines Corp. and Oracle Corp., all of which were solid contributors. Apple’s share price rose by 94%, while IBM’s stock gained 45% and Oracle’s rose by 28% during the twelve-month period. We invested in Apple because of its leadership and expertise in delivering content, which led to market share gains in personal computer sales and the successful launch of its iPhone product line. IBM has been successful in making the transition from a hardware company to a technology services and consulting company with a global reach. Also helping performance was stock selection in industrials, led by our investments in Deere & Co. and Boeing Co.

Stock selection in the consumer discretionary sector tended to hold back results. Warner Music Group Corp. was a major detractor, as sales from digital media did not offset declining revenues in compact discs. Over the longer term, we believe Warner Music Group offers strong potential as the industry consolidates and digital-based formats gain in popularity. One of the largest detractors from results during the year was Archer Daniels Midland Co. in the consumer staples sector. This stock became more volatile as investors have focused on its ethanol-related business, where it is an industry leader. Despite this focus, the company continues to generate the majority of its revenues from the oilseed processing and agricultural services businesses, where it is a world leader. During a period in which the energy sector outperformed the overall Russell 1000 Value, the fund’s substantial underweighting in that sector also detracted from results. While we did have some strong performers in energy, we found it difficult to identify high-quality companies that were selling at significant discounts to their underlying value.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,035.01	$ 6.00
Class B	$ 1,000.00	$ 1,030.52	$ 9.87
Class C	$ 1,000.00	$ 1,030.52	$ 9.92
Class I	$ 1,000.00	$ 1,035.87	$ 4.95
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.89	$ 5.96
Class B	$ 1,000.00	$ 1,015.08	$ 9.79
Class C	$ 1,000.00	$ 1,015.03	$ 9.84
Class I	$ 1,000.00	$ 1,019.93	$ 4.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.19% for Class A, 1.96% for Class B, 1.97% for Class C and 0.98% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS A1	July 31, 2007

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.07
Net realized and unrealized gains or losses on investments	1.49

Total from investment operations	1.56

Distributions to shareholders from
Net investment income	(0.03)

Net asset value, end of period	$11.53

Total return[2]	15.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,087
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.33%
Net investment income (loss)	1.14%
Portfolio turnover rate	91%

1 Class A commenced operations on August 1, 2006.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS B1	July 31, 2007

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	1.47

Total from investment operations	1.49

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$11.48

Total return[2]	14.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,084
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.97%
Expenses excluding waivers/reimbursements and expense reductions	2.09%
Net investment income (loss)	0.44%
Portfolio turnover rate	91%

1 Class B commenced operations on August 1, 2006.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS C1	July 31, 2007

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	1.47

Total from investment operations	1.49

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$11.48

Total return[2]	14.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,640
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.98%
Expenses excluding waivers/reimbursements and expense reductions	2.10%
Net investment income (loss)	0.31%
Portfolio turnover rate	91%

1 Class C commenced operations on August 1, 2006.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS I1	July 31, 2007

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.10
Net realized and unrealized gains or losses on investments	1.48

Total from investment operations	1.58

Distributions to shareholders from
Net investment income	(0.03)

Net asset value, end of period	$11.55

Total return	15.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,469
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.11%
Net investment income (loss)	1.18%
Portfolio turnover rate	91%

1 Class I commenced operations on August 1, 2006.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2007

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 12.9%
Household Durables 1.7%
Matsushita Electric Industrial Co., Ltd., ADR	175,200	$3,197,400

Media 5.6%
Time Warner, Inc.	245,200	4,722,552
Walt Disney Co.	107,400	3,544,200
Warner Music Group Corp.	177,700	2,201,703

		10,468,455

Multi-line Retail 2.9%
J.C. Penney Co., Inc.	80,250	5,460,210

Specialty Retail 2.7%
Home Depot, Inc.	133,800	4,973,346

CONSUMER STAPLES 15.1%
Beverages 2.4%
Diageo plc, ADR	55,850	4,561,828

Food & Staples Retailing 2.5%
Sysco Corp.	144,300	4,600,284

Food Products 5.0%
Archer Daniels Midland Co.	151,850	5,102,160
Kellogg Co.	81,650	4,230,286

		9,332,446

Personal Products 2.4%
L’Oreal Co., ADR (p)	193,400	4,477,210

Tobacco 2.8%
UST, Inc.	96,980	5,193,279

ENERGY 6.2%
Energy Equipment & Services 2.8%
Weatherford International, Ltd. *	94,500	5,228,685

Oil, Gas & Consumable Fuels 3.4%
ConocoPhillips	77,950	6,301,478

FINANCIALS 18.2%
Capital Markets 5.8%
Charles Schwab Corp.	300,000	6,039,000
Morgan Stanley	73,000	4,662,510

		10,701,510

Commercial Banks 4.2%
Mitsubishi UFJ Financial Group, Inc., ADR (p)	341,100	3,629,304
Wells Fargo & Co.	126,200	4,261,774

		7,891,078

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.4%
Discover Financial Services *	31,450	$724,922

Diversified Financial Services 2.8%
JPMorgan Chase & Co.	120,300	5,294,403

Insurance 5.0%
AFLAC, Inc.	96,200	5,013,944
American International Group, Inc.	67,200	4,312,896

		9,326,840

HEALTH CARE 11.5%
Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	104,500	5,496,700
Hospira, Inc. *	84,900	3,283,083

		8,779,783

Health Care Providers & Services 2.0%
Universal Health Services, Inc., Class B	69,000	3,618,360

Pharmaceuticals 4.8%
AstraZeneca plc, ADR	86,000	4,457,380
Eli Lilly & Co.	83,000	4,489,470

		8,946,850

INDUSTRIALS 8.9%
Aerospace & Defense 5.6%
Boeing Co.	59,000	6,102,370
Northrop Grumman Corp.	58,300	4,436,630

		10,539,000

Machinery 3.3%
Deere & Co.	50,650	6,099,273

INFORMATION TECHNOLOGY 14.5%
Computers & Peripherals 7.0%
Apple, Inc. *	59,400	7,826,544
International Business Machines Corp.	47,550	5,261,408

		13,087,952

Electronic Equipment & Instruments 2.2%
Molex, Inc., Class A	155,200	4,156,256

Semiconductors & Semiconductor Equipment 2.4%
Texas Instruments, Inc.	126,400	4,448,016

Software 2.9%
Oracle Corp. *	282,200	5,395,664

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.5%
Chemicals 2.5%
Air Products & Chemicals, Inc.	53,600	$4,629,432

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	142,297	5,572,351

Wireless Telecommunication Services 1.9%
Vodafone Group plc, ADR	114,300	3,469,005

UTILITIES 2.8%
Multi-Utilities 2.8%
Dominion Resources, Inc.	61,200	5,154,264

Total Common Stocks (cost $179,017,326)		181,629,580

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.5%
MUTUAL FUND SHARES 0.9%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	1,572,046	1,572,046

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 1.6%
ABN Amro, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $1,000,151	$1,000,000	1,000,000
BNP Paribas SA, 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $1,000,151	1,000,000	1,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007,
maturity value $1,000,150	1,000,000	1,000,000

		3,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $4,572,046)		4,572,046

	Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø
(cost $4,282,631)	4,282,631	4,282,631

Total Investments (cost $187,872,003) 102.3%		190,484,257
Other Assets and Liabilities (2.3%)		(4,204,138)

Net Assets 100.0%		$186,280,119

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007

(p)	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 27 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percentage of long-term investments by sector as of July 31, 2007:

Financials	18.7%
Consumer Staples	15.5%
Information Technology	14.9%
Consumer Discretionary	13.3%
Health Care	11.8%
Industrials	9.2%
Energy	6.3%
Telecommunication Services	5.0%
Utilities	2.8%
Materials	2.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $183,589,372) including $4,061,504 of securities
loaned	$186,201,626
Investments in affiliated money market fund, at value (cost $4,282,631)	4,282,631

Total investments	190,484,257
Receivable for securities sold	536,950
Receivable for Fund shares sold	418,213
Dividends receivable	570,186
Receivable for securities lending income	1,161
Prepaid expenses and other assets	33,282

Total assets	192,044,049

Liabilities
Payable for securities purchased	972,582
Payable for Fund shares redeemed	184,906
Payable for securities on loan	4,572,046
Advisory fee payable	2,775
Distribution Plan expenses payable	1,687
Due to other related parties	553
Accrued expenses and other liabilities	29,381

Total liabilities	5,763,930

Net assets	$186,280,119

Net assets represented by
Paid-in capital	$175,997,842
Undistributed net investment income	693,922
Accumulated net realized gains on investments	6,976,101
Net unrealized gains on investments	2,612,254

Total net assets	$186,280,119

Net assets consists of
Class A	$81,087,315
Class B	24,084,244
Class C	19,639,738
Class I	61,468,822

Total net assets	$186,280,119

Shares outstanding (unlimited number of shares authorized)
Class A	7,034,205
Class B	2,097,071
Class C	1,710,813
Class I	5,322,639

Net asset value per share
Class A	$11.53
Class A — Offering price (based on sales charge of 5.75%)	$12.23
Class B	$11.48
Class C	$11.48
Class I	$11.55

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $6,158)	$1,496,676
Income from affiliate	205,899
Interest	4,510
Securities lending	3,397

Total investment income	1,710,482

Expenses
Advisory fee	467,884
Distribution Plan expenses
Class A	64,888
Class B	76,950
Class C	78,602
Administrative services fee	74,958
Transfer agent fees	51,841
Trustees’ fees and expenses	952

Printing and postage expenses	23,760
Custodian and accounting fees	24,315
Registration and filing fees	115,383
Professional fees	71,028
Other	4,495

Total expenses	1,055,056
Less: Expense reductions	(5,319)
Fee waivers	(91,671)

Net expenses	958,066

Net investment income	752,416

Net realized and unrealized gains or losses on investments
Net realized gains on investments	6,976,101
Net change in unrealized gains or losses on investments	(5,304,743)

Net realized and unrealized gains or losses on investments	1,671,358

Net increase in net assets resulting from operations	$2,423,774

See Notes to Financial Statements

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended
	July 31, 2007

Operations
Net investment income		$752,416
Net realized gains on investments		6,976,101
Net change in unrealized gains or losses on investments		(5,304,743)

Net increase in net assets resulting from operations		2,423,774

Distributions to shareholders from
Net investment income
Class A		(31,857)
Class B		(2,981)
Class C		(3,846)
Class I		(19,810)

Total distributions to shareholders		(58,494)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	3,786,755	42,209,437
Class B	702,101	7,696,700
Class C	1,140,041	12,645,265
Class I	5,551,342	62,350,064

		124,901,466

Net asset value of shares issued in reinvestment of distributions
Class A	2,230	24,823

Class B	112	1,246
Class C	252	2,803
Class I	1,132	12,600

		41,472

Payment for shares redeemed
Class A	(698,606)	(8,254,512)
Class B	(239,554)	(2,837,011)
Class C	(144,966)	(1,724,332)
Class I	(472,118)	(5,545,673)

		(18,361,528)

Net asset value of shares issued in acquisition
Class A	3,943,826	46,701,803
Class B	1,634,412	19,309,100
Class C	715,486	8,449,319
Class I	242,283	2,873,207

		77,333,429

Net increase in net assets resulting from capital share transactions		183,914,839

Total increase in net assets		186,280,119
Net assets
Beginning of period		0

End of period		$186,280,119

Undistributed net investment income		$693,922

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intrinsic Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

18

NOTES TO FINANCIAL STATEMENTS continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase.

Metropolitan West Capital Management, LLC, an indirect subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC contractually and voluntarily waived its advisory fee in the amount of $14,405 and $77,266, respectively.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from GMO Pelican Fund through the acquisition of Evergreen Large Cap Value Fund (see Note 5) are not assessed a distribution fee.

20

NOTES TO FINANCIAL STATEMENTS continued

For the year ended July 31, 2007, EIS received $33,022 from the sale of Class A shares and $21,155 and $1,566 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Evergreen Large Cap Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Large Cap Value Fund at an exchange ratio of 0.98 for each Class A, Class B, Class C and Class I share of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $7,916,997. The aggregate net assets of the Fund and Evergreen Large Cap Value Fund immediately prior to the acquisition were $112,749,249 and $77,333,429, respectively. The aggregate net assets of the Fund immediately after the acquisition were $190,082,678.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $171,427,472 and $68,991,152, respectively, for the year ended July 31, 2007.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $187,872,003. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,410,471 and $6,798,217, respectively, with a net unrealized appreciation of $2,612,254.

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities amounted to $4,061,504 and $4,572,046, respectively.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$4,443,367	$3,226,656	$2,612,254

Short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was $58,494 of ordinary income for the year ended July 31, 2007.

21

NOTES TO FINANCIAL STATEMENTS continued

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended July 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

22

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intrinsic Value Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intrinsic Value Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 33.27% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

Pursuant to Section 871 of the Internal Revenue Code, $3,749,445 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to U.S. nonresident shareholders.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

580813 09/2007

Evergreen Small Cap Value Fund

# Evergreen

## SMALL CAP VALUE FUND

**Annual Report**
**as of July 31, 2007**

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Small Cap Value Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25%. However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• J.L. Kaplan Associates, LLC

Portfolio Managers:
• James L. Kaplan, Ph.D.
• Paul Weisman
• Regina Wiedenski

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997
	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

Average annual return*

1-year with sales charge	7.43%	8.66%	12.21%	N/A

1-year w/o sales charge	13.97%	13.16%	13.11%	14.30%

5-year	12.55%	13.04%	13.29%	14.23%

Since portfolio inception	10.45%	11.21%	11.22%	11.70%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I does not and Institutional shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.97% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the Russell 2000 Value returned 7.67%.

The fund seeks long-term growth of capital.

The twelve-month period saw a significant change in market sentiment that favored our style of investing, which emphasizes investments in companies with superior returns on equity, strong balance sheets and records of consistent returns. Beginning in December 2006 and continuing through the end of the fiscal year, stocks of these higher-quality companies began outperforming the lower-quality, more momentum-driven stocks that had done well the previous year.

The fund’s investments in the materials, industrials and health care sectors — all of which were overweighted relative to the Russell 2000 Value — contributed significantly to fund performance. The leading contributors in the materials sector were chemical company Albemarle Corp., followed by Commercial Metals Co., Cytec Industries, Inc. and Scotts Miracle-Gro Co. Among our industrials holdings, Barnes Group, Inc., a producer of precision machinery components, had the greatest positive influence followed by Clean Harbors, Inc., Kennametal, Inc. and Ametek, Inc. The top contributors in health care were Bausch & Lomb, Inc., which produces a variety of products for eye care, Owens & Minor, Inc. and Pediatrix Medical Group, Inc. We took profits and sold our positions in Clean Harbors and Bausch & Lomb. Also helping results was our relatively small position in the financials sector — the largest group in the Russell 2000 Value and a sector that had relatively weak results for the fiscal year. We also were underweighted in the consumer staples and consumer discretionary sectors which also trailed the benchmark in performance, adding to results.

Two of the poorer-performing fund holdings detracting from results were industrials corporations: YRC Worldwide, Inc. and Pacer International, Inc. Both companies are involved in transportation and logistical services. Another weak-performing stock that held back results was Group 1 Automotive, Inc., which operates automobile dealerships throughout the nation.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.34	$ 7.49
Class B	$ 1,000.00	$ 1,010.72	$ 11.22
Class C	$ 1,000.00	$ 1,010.72	$ 11.22
Class I	$ 1,000.00	$ 1,015.91	$ 6.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.36	$ 7.50
Class B	$ 1,000.00	$ 1,013.64	$ 11.23
Class C	$ 1,000.00	$ 1,013.64	$ 11.23
Class I	$ 1,000.00	$ 1,018.74	$ 6.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.50% for Class A, 2.25% for Class B, 2.25% for Class C and 1.22% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						August 31,
CLASS A	2007	2006	2005	2004	2003[1,2]	2002[2]

Net asset value, beginning of period	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$ 17.51

Income from investment operations
Net investment income (loss)	0.02	(0.04)	(0.12)	(0.07)	(0.10)	(0.14)
Net realized and unrealized gains or losses on investments	3.37	0.99	5.04	3.02	1.91	(0.16)

Total from investment operations	3.39	0.95	4.92	2.95	1.81	(0.30)

Distributions to shareholders from
Net realized gains	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Net asset value, end of period	$ 21.95	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72

Total return[3]	13.97%	4.12%	24.39%[4]	16.16%	10.86%	(1.76%)

Ratios and supplemental data
Net assets, end of period (thousands)	$85,292	$91,139	$100,763	$66,878	$35,905	$26,335
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.47%	1.43%	1.53%	1.60%	1.76%[5]	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.47%	1.43%	1.53%	1.60%	1.81%[5]	1.86%
Net investment income (loss)	0.07%	(0.11%)	(0.59%)	(0.54%)	(0.70%)[5]	(0.80%)
Portfolio turnover rate	23%	42%	56%	43%	27%	31%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

3 Excluding applicable sales charges

4 Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 23.97	$ 24.48	$ 21.11	$ 18.76	$ 16.21

Income from investment operations
Net investment income (loss)	(0.13)	(0.24)	(0.22)	(0.12)	(0.06)[2]
Net realized and unrealized gains or losses on investments	3.32	1.01	5.00	2.98	2.61

Total from investment operations	3.19	0.77	4.78	2.86	2.55

Distributions to shareholders from
Net realized gains	(5.56)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 21.60	$ 23.97	$ 24.48	$ 21.11	$ 18.76

Total return[3]	13.16%	3.35%	23.49%[4]	15.45%	15.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,601	$10,178	$11,086	$5,663	$163
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.22%	2.18%	2.24%	2.25%	2.47%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.22%	2.18%	2.24%	2.25%	2.47%[5]
Net investment income (loss)	(0.68%)	(0.86%)	(1.29%)	(1.20%)	(1.40%)[5]
Portfolio turnover rate	23%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 23.99	$ 24.50	$ 21.12	$ 18.77	$ 16.21

Income from investment operations
Net investment income (loss)	(0.16)	(0.26)	(0.20)	(0.12)	(0.05)[2]
Net realized and unrealized gains or losses on investments	3.34	1.03	4.99	2.98	2.61

Total from investment operations	3.18	0.77	4.79	2.86	2.56

Distributions to shareholders from
Net realized gains	(5.56)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 21.61	$ 23.99	$ 24.50	$ 21.12	$ 18.77

Total return[3]	13.11%	3.35%	23.53%[4]	15.44%	15.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,075	$10,188	$11,976	$5,510	$11
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.22%	2.18%	2.24%	2.25%	2.39%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.22%	2.18%	2.24%	2.25%	2.39%[5]
Net investment income (loss)	(0.68%)	(0.86%)	(1.30%)	(1.20%)	(1.29%)[5]
Portfolio turnover rate	23%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						August 31,
CLASS I	2007	2006	2005	2004	2003[1,2]	2002[2]

Net asset value, beginning of period	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67

Income from investment operations
Net investment income (loss)	0.10[3]	0.03	(0.07)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gains or losses on investments	3.46	1.01	5.17	3.12	1.94	(0.16)

Total from investment operations	3.56	1.04	5.10	3.07	1.89	(0.24)

Distributions to shareholders from
Net realized gains	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Net asset value, end of period	$ 22.81	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94

Total return	14.30%	4.39%	24.76%[4]	16.55%	11.19%	(1.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$104,898	$348,269	$335,601	$216,778	$154,397	$108,157
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.20%	1.18%	1.24%	1.26%	1.40%[5]	1.40%
Expenses excluding waivers/reimbursements
and expense reductions	1.20%	1.18%	1.24%	1.26%	1.45%[5]	1.51%
Net investment income (loss)	0.39%	0.14%	(0.30%)	(0.21%)	(0.35%)[5]	(0.45%)
Portfolio turnover rate	23%	42%	56%	43%	27%	31%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2007
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 6.7%
Specialty Retail 6.7%
Group 1 Automotive, Inc. (p)	190,000	$ 7,128,800
Men’s Wearhouse, Inc.	140,000	6,916,000

		14,044,800

CONSUMER STAPLES 2.0%
Food Products 2.0%
Chiquita Brands International, Inc. * (p)	235,000	4,126,600

ENERGY 15.0%
Energy Equipment & Services 6.2%
Complete Production Services, Inc. *	250,000	5,797,500
Superior Energy Services, Inc. *	180,000	7,257,600

		13,055,100

Oil, Gas & Consumable Fuels 8.8%
Forest Oil Corp. * (p)	170,000	6,879,900
Newfield Exploration Co. *	130,600	6,275,330
Range Resources Corp. (p)	140,000	5,199,600

		18,354,830

FINANCIALS 19.7%
Commercial Banks 10.2%
Alabama National BanCorp	58,705	3,133,086
American West Bancorp (p)	170,000	2,592,500
First State Bancorp	210,000	3,624,600
MB Financial, Inc. (p)	200,000	6,376,000
Prosperity Bancshares, Inc.	200,000	5,664,000

		21,390,186

Consumer Finance 0.9%
Cash America International, Inc.	49,400	1,809,028

Insurance 6.1%
HCC Insurance Holdings, Inc.	230,000	6,734,400
RenaissanceRe Holdings, Ltd.	105,000	6,037,500

		12,771,900

Real Estate Investment Trusts 2.5%
Ashford Hospitality Trust	500,000	5,110,000

HEALTH CARE 8.1%
Health Care Providers & Services 8.1%
Owens & Minor, Inc. (p)	230,000	8,843,500
Pediatrix Medical Group, Inc. *	150,000	8,094,000

		16,937,500

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

July 31, 2007
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 22.6%
Aerospace & Defense 3.3%
Esterline Technologies Corp. *	150,000	$ 6,943,500

Air Freight & Logistics 2.9%
Pacer International, Inc.	270,000	5,942,700

Electrical Equipment 3.7%
Ametek, Inc.	200,000	7,804,000

Machinery 9.8%
Barnes Group, Inc. (p)	240,000	7,488,000
Commercial Vehicle Group, Inc. *	300,000	4,350,000
Gehl Co. *	50,000	1,279,000
Kennametal, Inc.	95,000	7,282,700

		20,399,700

Road & Rail 2.9%
YRC Worldwide, Inc. * (p)	188,800	6,064,256

INFORMATION TECHNOLOGY 11.0%
Electronic Equipment & Instruments 6.7%
Arrow Electronics, Inc. *	180,000	6,879,600
Benchmark Electronics, Inc. *	325,000	7,215,000

		14,094,600

IT Services 1.7%
Perot Systems Corp., Class A *	234,300	3,566,046

Semiconductors & Semiconductor Equipment 2.6%
Entegris, Inc. *	500,000	5,390,000

MATERIALS 12.8%
Chemicals 10.3%
Albemarle Corp.	190,000	7,643,700
Cytec Industries, Inc.	120,000	8,038,800
Scotts Miracle-Gro Co., Class A (p)	140,000	5,738,600

		21,421,100

Metals & Mining 2.5%
Commercial Metals Co.	170,000	5,242,800

Total Common Stocks (cost $148,470,585)		204,468,646

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 22.4%
CORPORATE BONDS 5.2%
Capital Markets 0.9%
Bear Stearns Cos., 5.52%, 01/10/2008	$ 1,000,488	999,805
Morgan Stanley, FRN, 5.56%, 01/11/2008	1,001,070	1,000,277

		2,000,082

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

July 31, 2007	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Consumer Finance 2.9%
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	$ 4,999,028	$ 4,999,531
Toyota Motor Credit Corp., FRN, 5.33%, 05/08/2008	1,000,000	1,000,016

		5,999,547

Diversified Financial Services 1.4%
Bank of America Corp., FRN, 5.43%, 06/13/2008	3,000,000	2,999,947

	Shares	Value

MUTUAL FUND SHARES 0.9%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,866,565	1,866,565

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 16.3%
Banc of America Corp., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $8,001,204	$ 8,000,000	8,000,000
BNP Paribas SA, 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $6,000,905	6,000,000	6,000,000
Credit Suisse First Boston Corp., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $5,000,753	5,000,000	5,000,000
Lehman Brothers Holdings, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $4,000,602	4,000,000	4,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $5,000,753	5,000,000	5,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $5,000,753	5,000,000	5,000,000

		34,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $46,866,141)		46,866,141

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø
(cost $5,383,522)	5,383,522	5,383,522

Total Investments (cost $200,720,248) 122.9%		256,718,309
Other Assets and Liabilities (22.9%)		(47,851,873)

Net Assets 100.0%		$ 208,866,436

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued
July 31, 2007

(p)	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 238 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Industrials	23.0%
Financials	20.1%
Energy	15.4%
Materials	13.0%
Information Technology	11.3%
Health Care	8.3%
Consumer Discretionary	6.9%
Consumer Staples	2.0%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

Assets
Investments in securities, at value (cost $161,336,726) including $45,316,768 of securities
loaned	$ 217,334,787
Investments in affiliated money market fund, at value (cost $5,383,522)	5,383,522
Investments in repurchase agreements, at value (cost $34,000,000)	34,000,000

Total investments	256,718,309
Receivable for Fund shares sold	189,563
Dividends receivable	16,398
Receivable for securities lending income	19,286
Prepaid expenses and other assets	63,246

Total assets	257,006,802

Liabilities
Payable for Fund shares redeemed	1,174,586
Payable for securities on loan	46,866,141
Advisory fee payable	5,208
Distribution Plan expenses payable	1,104
Due to other related parties	7,941
Accrued expenses and other liabilities	85,386

Total liabilities	48,140,366

Net assets	$ 208,866,436

Net assets represented by
Paid-in capital	$ 122,672,123
Undistributed net investment income	907,169
Accumulated net realized gains on investments	29,289,083
Net unrealized gains on investments	55,998,061

Total net assets	$ 208,866,436

Net assets consists of
Class A	$ 85,291,808
Class B	9,600,843
Class C	9,075,380
Class I	104,898,405

Total net assets	$ 208,866,436

Shares outstanding (unlimited number of shares authorized)
Class A	3,885,588
Class B	444,581
Class C	419,967
Class I	4,598,935

Net asset value per share
Class A	$ 21.95
Class A — Offering price (based on sales charge of 5.75%)	$ 23.29
Class B	$ 21.60
Class C	$ 21.61
Class I	$ 22.81

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS
Year Ended July 31, 2007

Investment income
Dividends	$ 4,941,755
Income from affiliate	1,171,363
Securities lending	146,543

Total investment income	6,259,661

Expenses
Advisory fee	3,496,523
Distribution Plan expenses
Class A	223,307
Class B	101,973
Class C	96,839
Administrative services fee	394,809
Transfer agent fees	501,882
Trustees’ fees and expenses	8,360
Printing and postage expenses	81,949
Custodian and accounting fees	117,980
Registration and filing fees	100,090
Professional fees	28,087
Interest expense	26,178
Other	36,654

Total expenses	5,214,631
Less: Expense reductions	(16,506)

Net expenses	5,198,125

Net investment income	1,061,536

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	71,686,759
Foreign currency related transactions	(122)

Net realized gains on investments	71,686,637
Net change in unrealized gains or losses on investments	(7,737,412)

Net realized and unrealized gains or losses on investments	63,949,225

Net increase in net assets resulting from operations	$ 65,010,761

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income	$ 1,061,536		$ 213,114
Net realized gains on investments	71,686,637		50,485,637
Net change in unrealized gains or losses
on investments	(7,737,412)		(31,513,668)

Net increase in net assets resulting from
operations	65,010,761		19,185,083

Distributions to shareholders from
Net realized gains
Class A	(19,300,356)		(4,890,701)
Class B	(2,220,991)		(562,973)
Class C	(2,131,996)		(590,669)
Class I	(58,101,797)		(16,812,089)

Total distributions to shareholders	(81,755,140)		(22,856,432)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	503,228	12,316,452	662,392	16,000,403
Class B	24,092	581,449	13,403	327,269
Class C	38,061	926,332	30,857	748,999
Class I	2,762,563	68,619,476	4,056,432	101,637,343

	82,443,709		118,714,014

Net asset value of shares issued in
reinvestment of distributions
Class A	745,608	17,393,645	188,461	4,342,130
Class B	88,082	2,029,070	22,657	521,564
Class C	75,308	1,735,556	20,042	461,771
Class I	1,187,324	28,699,902	399,693	9,456,745

	49,858,173		14,782,210

Automatic conversion of Class B shares to
Class A shares
Class A	7,124	174,772	9,779	239,378
Class B	(7,201)	(174,772)	(9,802)	(239,378)

	0		0

Payment for shares redeemed
Class A	(1,148,999)	(28,208,946)	(1,203,361)	(29,332,420)
Class B	(84,985)	(2,070,905)	(54,473)	(1,326,125)
Class C	(118,135)	(2,848,640)	(115,016)	(2,801,625)
Class I	(13,387,531)	(333,336,911)	(3,815,058)	(96,016,509)

	(366,465,402)		(129,476,679)

Net increase (decrease) in net assets
resulting from capital share transactions	(234,163,520)		4,019,545

Total increase (decrease) in net assets	(250,907,899)		348,196
Net assets
Beginning of period	459,774,335		459,426,139

End of period	$ 208,866,436		$ 459,774,335

Undistributed (overdistributed) net
investment income	$ 907,169		$ (7,098)

See Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective January 1, 2007, shares of the Fund are available for purchase by new investors and existing shareholders.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

18

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts. During the year ended July 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$ (147,269)
Accumulated net realized gains on investments	147,269

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $2,637 from the sale of Class A shares and $122, $25,426 and $780 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $85,119,087 and $382,341,638, respectively, for the year ended July 31, 2007.

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $45,316,768 and $46,866,141, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $200,720,248. The gross unrealized appreciation and depreciation on securities based on tax cost was $60,985,562 and $4,987,501, respectively, with a net unrealized appreciation of $55,998,061.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$6,693,265	$23,502,987	$55,998,061

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2007	2006

Ordinary Income	$ 3,403,328	$ 1,734,184
Long-term Capital Gain	78,351,812	21,122,248

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended July 31, 2007, the Fund had average borrowings outstanding of $442,950 at an average rate of 5.91% and paid interest of $26,178.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

22

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Small Cap Value Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2002, were audited by other auditors whose report thereon dated October 18, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Small Cap Value Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $78,351,812 for the fiscal year ended July 31, 2007.

For corporate shareholders, 42.32% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

Pursuant to Section 871 of the Internal Revenue Code, $5,893,170 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to U.S. nonresident shareholders.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567508 rv4 09/2007

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567508 rv4   09/2007

Evergreen Special Values Fund

# Evergreen

## SPECIAL VALUES FUND

Annual Report
as of July 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Special Values Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially

LETTER TO SHAREHOLDERS continued

Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

Average annual return*

1-year with sales charge	6.79%	7.74%	11.53%	N/A	N/A

1-year w/o sales charge	13.30%	12.46%	12.48%	13.62%	13.01%

5-year	15.72%	16.01%	16.23%	17.40%	16.89%

10-year	11.21%	11.20%	11.34%	12.16%	11.77%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.30% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the Russell 2000 Value returned 7.67% .

The fund seeks to produce growth of capital.

Despite a sell-off that hit small cap value stocks particularly hard in the final month of the fiscal year, smaller company stocks performed well during most of the period. The investment environment particularly favored our investment style, which emphasizes smaller companies with good cash flow that are selling at reasonable prices. Over most of the period, economic growth was strong, while many companies exceeded predictions of their earnings. The twelve-month period saw many private equity fund deals as well as merger-and-acquisition activity in all industries.

The steady wave of corporate buyouts and takeovers had a positive impact on fund performance, as many holdings received acquisition proposals at premium prices to their stock valuations. In the consumer discretionary sector alone, several companies received buyout proposals, including: Genesco, Inc., a wholesaler and retailer of footwear and hats; Stride Rite Corp., a footwear company; Cutter & Buck, a designer and producer of casual clothing; and two restaurant chains, Lone Star Steakhouse & Saloon, Inc. and Ryan’s Restaurant Group, Inc. Consumer staples holdings receiving buyout proposals included Gold Kist, Inc., a poultry products company, and Delta and Pine Land Co., which produces a variety of seed products for the agriculture industry. Other fund investments that became acquisition targets included: Mid-State Bancshares, a California-based institution; medical devices manufacturer VIASYS Healthcare, Inc.; Per-Se Technologies, Inc., which develops information technology systems for healthcare providers; Banta Corp., a printing services company; John H. Harland Co., a prominent check printing company; eFunds Corp., which electronically processes financial payments; Intergraph Corp., which provides technology systems for utilities; and Commonwealth Telephone Co., a Pennsylvania utility company.

Detracting from results was our emphasis on banks among our financials holdings. This emphasis hurt relative results when many banking stocks performed poorly because of low profit margins in traditional lending activities and rising challenges associated with sub-prime mortgage lending. Within the consumer discretionary sector, one of the most noteworthy individual detractors was our investment in Valassis Communications, Inc., a publisher of newspaper inserts. Valassis took on too much debt in acquiring a competitor, which subsequently failed to meet company expectations. We have sold this position. Foot Locker, Inc., the sports footwear retailer, performed poorly because of changing fashion trends, which also detracted from results. Stone Energy Corp., an exploration and production company saw its stock price fall after its planned acquisition by another company fell through. We have retained the investment in Foot Locker and added to our position in Stone Energy because of its attractive price and what we believed to be good longer-term prospects.

The fund’s emphasis on industrials and materials companies and stock selection within those sectors helped results. Strong global growth, including growth in China, drove up demand for a variety of commodities and industrial materials. One holding that performed particularly well was TBS International, Ltd., an international shipper of dry bulk materials whose stock value appreciated by more than 500%. We took profits and sold our position in TBS International. Also helping performance was our de-emphasis of financials stocks, particularly real estate investment trusts-a group that fell hard in the final three months of the fiscal year.

The Fund is currently closed to new investors.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 983.40	$ 6.44
Class B	$ 1,000.00	$ 979.42	$10.11
Class C	$ 1,000.00	$ 979.47	$10.11
Class I	$ 1,000.00	$ 984.58	$ 5.22
Class R	$ 1,000.00	$ 981.83	$ 7.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$ 6.56
Class B	$ 1,000.00	$ 1,014.58	$10.29
Class C	$ 1,000.00	$ 1,014.58	$10.29
Class I	$ 1,000.00	$ 1,019.54	$ 5.31
Class R	$ 1,000.00	$ 1,017.06	$ 7.80

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.56% for
Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 28.55	$ 30.03	$ 25.16	$ 20.62	$ 18.09

Income from investment operations
Net investment income (loss)	0.30	0.07	0.35	0	(0.02)
Net realized and unrealized gains or losses on investments	3.43	1.95	5.87	4.54	3.12

Total from investment operations	3.73	2.02	6.22	4.54	3.10

Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.18)	0	0
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(5.03)	(3.50)	(1.35)	0	(0.57)

Net asset value, end of period	$ 27.25	$ 28.55	$ 30.03	$ 25.16	$ 20.62

Total return[1]	13.30%	7.82%	25.55%	22.02%	17.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$959,305	$923,225	$1,161,899	$659,114	$375,118
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.31%	1.31%	1.35%	1.37%	1.24%
Expenses excluding waivers/reimbursements and
expense reductions	1.32%	1.34%	1.40%	1.45%	1.36%
Net investment income (loss)	1.07%	0.33%	1.36%	(0.01%)	(0.13%)
Portfolio turnover rate	45%	49%	42%	38%	45%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.69	$ 29.25	$ 24.54	$ 20.26	$ 17.92

Income from investment operations
Net investment income (loss)	0.08	(0.13)	0.15	(0.16)	(0.19)[1]
Net realized and unrealized gains or losses on investments	3.33	1.86	5.73	4.44	3.10

Total from investment operations	3.41	1.73	5.88	4.28	2.91

Distributions to shareholders from
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)

Net asset value, end of period	$ 26.17	$ 27.69	$ 29.25	$ 24.54	$ 20.26

Total return[2]	12.46%	6.94%	24.69%	21.13%	16.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$163,723	$179,710	$211,594	$202,069	$159,896
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.06%	2.06%	2.06%	2.06%	2.02%
Expenses excluding waivers/reimbursements and
expense reductions	2.07%	2.09%	2.11%	2.14%	2.12%
Net investment income (loss)	0.30%	(0.42%)	0.62%	(0.71%)	(0.99%)
Portfolio turnover rate	45%	49%	42%	38%	45%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.75	$ 29.30	$ 24.61	$ 20.31	$ 17.96

Income from investment operations
Net investment income (loss)	0.09	(0.12)	0.19	(0.14)	(0.18)[1]
Net realized and unrealized gains or losses on investments	3.33	1.86	5.70	4.44	3.10

Total from investment operations	3.42	1.74	5.89	4.30	2.92

Distributions to shareholders from
Net investment income	0	0	(0.03)	0	0
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(4.93)	(3.29)	(1.20)	0	(0.57)

Net asset value, end of period	$ 26.24	$ 27.75	$ 29.30	$ 24.61	$ 20.31

Total return[2]	12.48%	6.97%	24.66%	21.17%	16.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$131,213	$137,808	$151,718	$106,126	$65,833
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.06%	2.06%	2.07%	2.07%	2.01%
Expenses excluding waivers/reimbursements and
expense reductions	2.07%	2.09%	2.12%	2.15%	2.13%
Net investment income (loss)	0.31%	(0.42%)	0.63%	(0.71%)	(0.95%)
Portfolio turnover rate	45%	49%	42%	38%	45%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 28.73	$ 30.20	$ 25.28	$ 20.66	$ 18.13

Income from investment operations
Net investment income (loss)	0.37	0.15	0.44	0.07	0.04
Net realized and unrealized gains or losses on investments	3.47	1.94	5.90	4.55	3.11

Total from investment operations	3.84	2.09	6.34	4.62	3.15

Distributions to shareholders from
Net investment income	(0.18)	(0.27)	(0.25)	0[1]	(0.05)
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(5.11)	(3.56)	(1.42)	0	(0.62)

Net asset value, end of period	$ 27.46	$ 28.73	$ 30.20	$ 25.28	$ 20.66

Total return	13.62%	8.05%	25.91%	22.39%	17.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,067,452	$1,072,390	$1,069,191	$1,002,368	$689,126
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.06%	1.06%	1.06%	1.06%	0.97%
Expenses excluding waivers/reimbursements and
expense reductions	1.07%	1.09%	1.11%	1.14%	1.08%
Net investment income (loss)	1.32%	0.58%	1.64%	0.30%	0.15%
Portfolio turnover rate	45%	49%	42%	38%	45%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS R	2007	2006	2005	2004[1]

Net asset value, beginning of period	$28.36	$29.89	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0.24	0.03[2]	0.32	(0.01)
Net realized and unrealized gains or losses on investments	3.39	1.89	5.83	3.12

Total from investment operations	3.63	1.92	6.15	3.11

Distributions to shareholders from
Net investment income	(0.04)	(0.16)	(0.21)	0
Net realized gains	(4.93)	(3.29)	(1.17)	0

Total distributions to shareholders	(4.97)	(3.45)	(1.38)	0

Net asset value, end of period	$27.02	$28.36	$29.89	$25.12

Total return	13.01%	7.50%	25.32%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,732	$6,990	$5,928	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.56%	1.56%	1.57%	1.61%[3]
Expenses excluding waivers/reimbursements and expense
reductions	1.57%	1.59%	1.62%	1.69%[3]
Net investment income (loss)	0.83%	0.09%	1.11%	(0.23%)[3]
Portfolio turnover rate	45%	49%	42%	38%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2007

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 16.9%
Auto Components 1.0%
Modine Manufacturing Co.	596,628	$15,273,677
Superior Industries International, Inc. (p)	482,773	8,931,300

		24,204,977

Hotels, Restaurants & Leisure 5.7%
IHOP Corp. (p)	389,970	25,437,743
Rare Hospitality International, Inc. *	1,202,606	32,181,737
Ruby Tuesday, Inc.	1,074,353	23,904,354
Triarc Companies, Inc., Class A	915,128	13,305,961
Triarc Companies, Inc., Class B (p)	2,703,389	38,685,497

		133,515,292

Household Durables 3.2%
BLYTH, Inc. (p)	221,224	4,937,720
Cavco Industries, Inc. *	321,230	11,130,620
Dixie Group, Inc. * +	596,031	6,556,341
Ethan Allen Interiors, Inc. (p)	432,053	14,758,930
Furniture Brands International, Inc. (p)	1,034,220	11,397,104
La-Z-Boy, Inc. (p)	693,812	6,945,058
Syntax-Brillian Corp. (p)	442,434	2,928,913
Tupperware Brands Corp.	620,805	16,147,138

		74,801,824

Leisure Equipment & Products 0.2%
Polaris Industries, Inc. (p)	65,749	3,245,371

Media 1.0%
Journal Communications, Inc., Class A	1,720,462	18,219,692
Media General, Inc., Class A (p)	165,088	4,655,482

		22,875,174

Specialty Retail 3.3%
Children’s Place Retail Stores, Inc. *	61,100	2,084,121
Christopher & Banks Corp. (p)	473,355	7,062,457
Deb Shops, Inc. +	293,534	7,602,531
Finish Line, Inc., Class A	324,000	2,190,240
Foot Locker, Inc.	1,511,336	28,050,396
Pier 1 Imports, Inc. (p)	648,572	4,228,689
Zale Corp. * (p)	1,169,489	24,828,251

		76,046,685

Textiles, Apparel & Luxury Goods 2.5%
K-Swiss, Inc., Class A	149,535	3,330,145
Kellwood Co. (p)	866,060	22,205,778
Kenneth Cole Productions, Inc., Class A	573,831	12,136,526
Stride Rite Corp.	1,017,617	20,728,858

		58,401,307

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 5.0%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc. (p)	1,663,145	$41,462,205
Topps Co.	432,281	4,149,897

		45,612,102

Food Products 1.8%
American Italian Pasta Co., Class A (p)	385,301	3,140,203
Tootsie Roll Industries, Inc. (p)	783,224	19,604,097
TreeHouse Foods, Inc. *	819,924	18,374,497

		41,118,797

Household Products 0.5%
WD-40 Co.	323,425	10,734,476

Personal Products 0.8%
Central Garden & Pet Co. (p)	715,312	8,998,625
Prestige Brands Holdings, Inc. *	851,138	10,647,736

		19,646,361

ENERGY 8.2%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. * (p)	477,070	32,727,002
Carbo Ceramics, Inc. (p)	404,862	18,251,179

		50,978,181

Oil, Gas & Consumable Fuels 6.0%
BioFuel Energy Corp. * (p)	450,000	4,023,000
Forest Oil Corp. * (p)	647,959	26,222,901
Mariner Energy, Inc. * (p)	1,649,793	34,860,126
Stone Energy Corp. * (p)	974,175	31,660,688
Venoco, Inc. *	382,379	6,622,804
Whiting Petroleum Corp. * (p)	877,655	36,045,291

		139,434,810

FINANCIALS 18.1%
Capital Markets 1.0%
ACA Capital Holdings, Inc. * (p)	674,968	3,948,563
Knight Capital Group, Inc., Class A *	1,188,902	16,811,074
Westwood Holdings Group, Inc. +	94,044	3,141,070

		23,900,707

Commercial Banks 6.1%
Amcore Financial, Inc. (p) +	1,217,242	29,396,394
BancorpSouth, Inc. (p)	1,258,785	29,392,630
Citizens Republic Bancorp, Inc. (p)	762,607	12,277,973
First Citizens Bancshares, Inc., Class A	252,098	45,296,969
First Financial Bancorp (p)	298,000	3,644,540
First State Bancorp	358,397	6,185,932

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Renasant Corp. (p)	267,100	$5,122,978
UMB Financial Corp. (p)	298,348	11,140,314

		142,457,730

Insurance 6.9%
Assured Guaranty, Ltd.	1,103,249	26,853,081
Endurance Specialty Holdings, Ltd. (p)	1,027,504	38,428,650
Hilb, Rogal & Hobbs Co.	871,321	37,728,199
IPC Holdings, Ltd.	678,598	16,836,016
Stewart Information Services Corp. (p)	1,103,113	40,241,562

		160,087,508

Real Estate Investment Trusts 0.8%
Deerfield Triarc Capital Corp. (p)	1,745,689	19,150,208

Real Estate Management & Development 0.8%
Forest City Enterprises, Inc., Class A	325,141	17,690,922

Thrifts & Mortgage Finance 2.5%
BankAtlantic Bancorp, Inc., Class A (p)	2,359,035	20,688,737
NewAlliance Bancshares, Inc. (p)	2,223,518	30,039,728
PFF Bancorp, Inc. (p)	391,057	6,538,473

		57,266,938

HEALTH CARE 3.0%
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. *	197,358	9,070,574

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	358,863	7,704,789
Cross Country Healthcare, Inc. *	530,317	8,681,289
PharMerica Corp.	203,800	3,415,688

		19,801,766

Life Sciences Tools & Services 0.6%
Cambrex Corp.	1,078,436	14,731,436

Pharmaceuticals 1.2%
Alpharma, Inc., Class A * (p)	515,234	12,772,651
Aspreva Pharmaceuticals Corp. * (p)	714,936	12,318,347
Par Pharmaceutical Companies, Inc. *	101,112	2,395,343

		27,486,341

INDUSTRIALS 18.6%
Aerospace & Defense 0.7%
GenCorp, Inc. * (p)	1,384,285	16,362,249

Building Products 0.7%
Apogee Enterprises, Inc.	290,700	7,488,432
Simpson Manufacturing Co. (p)	255,661	8,649,012

		16,137,444

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.0%
ACCO Brands Corp. *	489,584	$10,124,597
Deluxe Corp. (p)	488,351	18,440,134
Heidrick & Struggles International, Inc. *	240,580	12,928,769
Kelly Services, Inc., Class A	429,590	10,675,311
Viad Corp.	477,501	17,166,161

		69,334,972

Electrical Equipment 3.2%
EnerSys, Inc. *	501,978	9,085,802
Franklin Electric Co., Inc. (p)	548,333	25,541,351
Genlyte Group, Inc. * (p)	203,723	14,173,009
Superior Essex, Inc. *	756,707	26,371,239

		75,171,401

Machinery 7.2%
Briggs & Stratton Corp. (p)	940,576	26,674,735
Circor International, Inc.	275,128	10,972,105
Crane Co.	431,271	19,778,088
EnPro Industries, Inc. * (p)	289,182	11,387,987
Gardner Denver, Inc. *	83,591	3,476,550
Kadant, Inc. * +	1,079,978	29,105,407
Mueller Industries, Inc. (p)	1,605,985	59,228,727
Supreme Industries, Inc., Class A +	147,461	1,032,227
Xerium Technologies, Inc.	845,989	5,084,394

		166,740,220

Marine 0.7%
Horizon Lines, Inc.	591,327	17,065,697

Road & Rail 2.6%
Arkansas Best Corp. (p)	655,824	23,629,339
Dollar Thrifty Automotive Group, Inc. *	473,157	17,468,956
Werner Enterprises, Inc. (p)	1,033,166	20,084,747

		61,183,042

Trading Companies & Distributors 0.5%
NuCo2, Inc. * (p)	449,046	11,347,392

INFORMATION TECHNOLOGY 12.3%
Communications Equipment 1.6%
3Com Corp. *	1,134,850	4,539,400
Avocent Corp. *	137,500	3,760,625
Black Box Corp. (p)	710,287	28,589,052

		36,889,077

Computers & Peripherals 3.1%
Adaptec, Inc. * (p)	3,601,668	12,605,838
Imation Corp. (p)	1,437,886	44,977,074

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

		Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Quantum Corp. *		3,336,692	$9,442,838
Silicon Graphics, Inc. (p)		203,059	4,836,866

			71,862,616

Electronic Equipment & Instruments 2.0%
AVX Corp. (p)		561,157	8,972,900
Insight Enterprises, Inc. *		130,028	2,933,432
Kemet Corp. * (p)		626,384	4,409,743
Orbotech, Ltd. *		791,194	17,050,231
Technitrol, Inc.		532,148	13,835,848

			47,202,154

IT Services 1.2%
Gevity HR, Inc. (p)		692,743	10,411,927
MoneyGram International, Inc.		747,522	19,129,088

			29,541,015

Semiconductors & Semiconductor Equipment	2.7%
Cabot Microelectronics Corp. * (p)		477,495	20,355,612
Conexant Systems, Inc. * (p)		1,764,600	2,311,626
Cree, Inc. * (p)		261,780	6,706,803
DSP Group, Inc. *		367,196	6,543,433
Exar Corp. *		459,893	6,498,288
Lattice Semiconductor Corp. *		1,100,923	5,207,366
Nextest Systems Corp. *		129,723	1,487,923
Standard Microsystems Corp. * (p)		343,230	11,460,449
Zoran Corp. * (p)		134,747	2,539,981

			63,111,481

Software 1.7%
Borland Software Corp. * (p)		2,475,411	13,144,432
Corel Corp. *		949,428	12,361,553
i2 Technologies, Inc. (p)		146,299	2,375,896
MicroStrategy, Inc., Class A *		50,829	3,716,108
Novell, Inc. *		1,106,545	7,424,917

			39,022,906

MATERIALS 10.5%
Chemicals 2.3%
A. Schulman, Inc. (p)		655,195	15,213,628
American Pacific Corp. * +		340,171	5,122,975
Arch Chemicals, Inc.		898,892	31,802,799

			52,139,402

Construction Materials 0.9%
Eagle Materials, Inc. (p)		472,323	20,654,685

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.1%
Owens-Illinois, Inc. *	922,392	$36,877,232
Packaging Corporation of America	492,122	12,558,953

		49,436,185

Metals & Mining 1.8%
Quanex Corp. (p)	939,986	42,355,769

Paper & Forest Products 3.4%
Deltic Timber Corp.	76,335	3,968,657
Glatfelter (p)	852,364	11,447,249
Louisiana-Pacific Corp. (p)	1,031,622	19,105,639
Neenah Paper, Inc. (p)	834,650	32,325,994
Schweitzer-Mauduit International, Inc.	535,532	12,226,196

		79,073,735

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co. (p)	679,686	9,807,869

UTILITIES 3.4%
Electric Utilities 2.7%
Allete, Inc. (p)	918,280	40,257,395
El Paso Electric Co. * (p)	999,442	23,257,016

		63,514,411

Gas Utilities 0.7%
Atmos Energy Corp.	560,456	15,732,000

Total Common Stocks (cost $2,055,241,149)		2,245,945,209

EXCHANGE TRADED FUND 1.0%
iShares Russell 2000 Index Fund (cost $24,483,157)	306,300	23,615,730

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 29.6%
CERTIFICATE OF DEPOSIT 0.3%
Unicredito Italiano SpA, 5.35%, 05/06/2008	$ 6,499,619	6,500,658

COMMERCIAL PAPER 6.0%
Chesham Finance, LLC, 5.26%, 08/08/2007	4,999,000	4,999,961
Cheyne Finance, LLC, FRN, 5.35%, 05/19/2008	14,997,083	14,997,660
Deer Valley Funding, Ltd., 5.32%, 08/07/2007	32,907,343	32,970,740
East Fleet Finance, LLC, 5.34%, 12/03/2007	19,996,922	19,998,622
Ebury Finance, LLC, FRN, 5.27%, 08/08/2007	4,999,000	4,999,961
Erste Finance, LLC, 5.34%, 01/11/2008	10,000,000	10,000,000
German Residential Funding, 5.34%, 08/22/2007	10,000,000	10,000,000
Liberty Harbour CDO, Ltd., 5.32%, 08/08/2007	11,235,664	11,267,333

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
COMMERCIAL PAPER continued
McKinley II Funding, Ltd., 5.42%, 08/24/2007	$14,929,992	$14,948,058
Morgan Stanley, 5.37%, 10/29/2007	10,000,000	10,000,000
World Omni Vehicle Leasing Corp., 5.30%, 08/06/2007	4,979,389	4,996,320

		139,178,655

CORPORATE BONDS 7.2%
Capital Markets 1.7%
Bear Stearns Cos., 5.52%, 01/10/2008	10,004,880	9,998,052
Citigroup Global Markets, Inc., 5.45%, 08/01/2007	10,000,000	10,000,000
Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/2007	5,004,970	5,001,166
Morgan Stanley, FRN, 5.56%, 01/11/2008	15,016,335	15,004,158

		40,003,376

Commercial Banks 0.3%
American Express Bank FSB, 5.40%, 11/21/2007	7,006,153	7,000,974

Consumer Finance 3.0%
Beta Finance, Inc., FRN, 5.45%, 07/18/2008	20,000,000	20,000,384
Carrera Capital Finance, LLC, FRN,, 5.30%, 01/25/2008	9,999,000	10,000,002
Cortland Capital, LLC, FRN, 5.43%, 04/10/2008	9,999,077	9,998,112
Harrier Finance Funding, LLC, FRN, 5.47%, 01/28/2008	10,001,920	10,004,122
Sedna Finance, Inc., FRN,, 5.33%, 10/26/2007	4,998,750	5,000,116
Toyota Motor Credit Corp., FRN, 5.33%, 05/08/2008	5,000,000	5,000,081
White Pine Finance, LLC, FRN, 5.28%, 03/17/2008	9,996,524	9,998,742

		70,001,559

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 5.43%, 06/13/2008	10,000,000	9,999,822
CC USA, Inc., FRN, 5.42%, 08/03/2007	8,999,487	9,000,002
Natixis Corp., FRN, 5.43%, 02/11/2008	9,999,193	9,999,692
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	10,998,900	10,998,990
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	10,000,350	9,997,662

		49,996,168

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	3,791,611	3,791,611

	Principal
	Amount	Value

REPURCHASE AGREEMENTS (v) 15.6%
ABN AMRO, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $39,005,883	$39,000,000	39,000,000
Banc of America Securities, LLC, 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $42,006,323	42,000,000	42,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS (v) continued
Barclays Capital, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $10,001,508	$10,000,000	$10,000,000
BNP Paribas Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $36,005,430	36,000,000	36,000,000
Cantor Fitzgerald & Co.:
5.41%, dated 07/31/2007, maturing 08/01/2007, maturity value
$50,007,514	50,000,000	50,000,000
5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value
$4,000,602	4,000,000	4,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007,
maturity value $25,003,757	25,000,000	25,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $15,002,258	15,000,000	15,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $9,001,358	9,000,000	9,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $14,002,108	14,000,000	14,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $30,004,525	30,000,000	30,000,000
Lehman Brothers Holdings, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $26,003,914	26,000,000	26,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 07/31/2007, maturing
08/01/2007, maturity value $31,004,667	31,000,000	31,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $33,004,978	33,000,000	33,000,000

		364,000,000

YANKEE OBLIGATIONS - CORPORATE 0.4%
Commercial Banks 0.4%
BNP Paribas SA, FRN, 5.35%, 02/22/2008	10,003,000	10,001,882

Total Investments of Cash Collateral from Securities Loaned (cost $690,474,883)		690,474,883

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø
(cost $73,234,406)	73,234,406	73,234,406

Total Investments (cost $2,843,433,595) 130.2%		3,033,270,228
Other Assets and Liabilities (30.2%)		(703,845,109)

Net Assets 100.0%		$ 2,329,425,119

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
(v)	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 272 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Industrials	19.2%
Financials	18.5%
Consumer Discretionary	17.3%
Information Technology	12.7%
Materials	10.7%
Energy	8.4%
Consumer Staples	5.2%
Utilities	3.5%
Health Care	3.1%
Telecommunication Services	0.4%
Other	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $2,406,199,189) including $650,232,132 of securities
loaned	$2,596,035,822
Investments in affiliated money market fund, at value (cost $73,234,406)	73,234,406
Investments in repurchase agreements, at value (cost $364,000,000)	364,000,000

Total investments	3,033,270,228
Cash	16,952,407
Receivable for securities sold	17,842,139
Receivable for Fund shares sold	2,634,729
Dividends receivable	1,650,571
Receivable for securities lending income	474,563
Prepaid expenses and other assets	5,574

Total assets	3,072,830,211

Liabilities
Payable for securities purchased	38,033,693
Payable for Fund shares redeemed	14,501,802
Payable for securities on loan	690,474,883
Advisory fee payable	50,535
Distribution Plan expenses payable	14,934
Due to other related parties	64,792
Accrued expenses and other liabilities	264,453

Total liabilities	743,405,092

Net assets	$2,329,425,119

Net assets represented by
Paid-in capital	$1,830,591,489
Undistributed net investment income	17,393,988
Accumulated net realized gains on investments	291,603,009
Net unrealized gains on investments	189,836,633

Total net assets	$2,329,425,119

Net assets consists of
Class A	$959,305,180
Class B	163,722,757
Class C	131,212,868
Class I	1,067,451,990
Class R	7,732,324

Total net assets	$2,329,425,119

Shares outstanding (unlimited number of shares authorized)
Class A	35,207,621
Class B	6,254,986
Class C	5,001,356
Class I	38,877,854
Class R	286,139

Net asset value per share
Class A	$27.25
Class A — Offering price (based on sales charge of 5.75%)	$28.91
Class B	$26.17
Class C	$26.24
Class I	$27.46
Class R	$27.02

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends	$51,304,119
Income from affiliate	4,615,918
Securities lending	3,252,969

Total investment income	59,173,006

Expenses
Advisory fee	19,408,293
Distribution Plan expenses
Class A	2,538,094
Class B	1,832,616
Class C	1,441,971
Class R	38,668
Administrative services fee	2,479,784
Transfer agent fees	3,519,860
Trustees’ fees and expenses	55,675
Printing and postage expenses	260,920
Custodian and accounting fees	664,382
Registration and filing fees	182,777
Professional fees	68,603
Other	51,679

Total expenses	32,543,322
Less: Expense reductions	(72,569)
Fee waivers	(280,614)

Net expenses	32,190,139

Net investment income	26,982,867

Net realized and unrealized gains or losses on investments
Net realized gains on investments	396,115,412
Net change in unrealized gains or losses on investments	(112,375,522)

Net realized and unrealized gains or losses on investments	283,739,890

Net increase in net assets resulting from operations	$310,722,757

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income		$26,982,867		$8,754,761
Net realized gains on investments		396,115,412		484,521,284
Net change in unrealized gains or
losses on investments		(112,375,522)		(285,712,602)

Net increase in net assets resulting
from operations		310,722,757		207,563,443

Distributions to shareholders from
Net investment income
Class A		(3,754,846)		(9,158,487)
Class I		(7,252,380)		(10,232,163)
Class R		(12,022)		(39,717)
Net realized gains
Class A		(157,437,138)		(130,201,950)
Class B		(30,313,852)		(22,144,978)
Class C		(23,657,403)		(16,282,717)
Class I		(179,101,506)		(115,084,960)
Class R		(1,161,420)		(717,544)

Total distributions to shareholders		(402,690,567)		(303,862,516)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,902,093	168,072,944	9,024,534	258,876,334
Class B	161,410	4,389,045	220,324	6,111,562
Class C	257,074	6,905,677	312,713	8,548,672
Class I	8,129,152	233,486,496	7,539,362	218,196,629
Class R	61,530	1,721,789	99,558	2,854,442

		414,575,951		494,587,639

Net asset value of shares issued in
reinvestment of distributions
Class A	5,632,329	152,126,906	5,087,197	133,711,952
Class B	1,065,022	27,669,283	786,794	19,976,689
Class C	725,716	18,897,581	503,560	12,810,559
Class I	5,090,146	138,668,076	3,259,158	86,261,792
Class R	36,422	975,196	24,343	635,482

		338,337,042		253,396,474

Automatic conversion of Class B
shares to Class A shares
Class A	250,219	7,148,072	471,815	13,688,204
Class B	(259,428)	(7,148,072)	(485,257)	(13,688,204)

		0		0

Payment for shares redeemed
Class A	(8,918,960)	(254,766,289)	(20,927,732)	(609,103,437)
Class B	(1,200,969)	(33,135,880)	(1,268,090)	(35,471,572)
Class C	(947,665)	(26,128,872)	(1,028,758)	(28,750,908)
Class I	(11,664,769)	(335,944,923)	(8,875,370)	(256,422,240)
Class R	(58,299)	(1,668,349)	(75,783)	(2,143,365)

		(651,644,313)		(931,891,522)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2007	2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$101,268,680	$(183,907,409)

Total increase (decrease) in net assets	9,300,870	(280,206,482)
Net assets
Beginning of period	2,320,124,249	2,600,330,731

End of period	$2,329,425,119	$2,320,124,249

Undistributed net investment income	$17,393,988	$2,214,295

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts.

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts. During the year ended July 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(783,926)
Accumulated net realized gains on investments	783,926

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Special Values Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $280,614.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2007, the Fund paid brokerage commissions of $370,835 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $21,596 from the sale of Class A shares and $73, $249,447 and $2,712 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,077,230,662 and $1,242,865,941, respectively, for the year ended July 31, 2007.

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $650,232,132 and $690,474,883, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,846,214,399. The gross unrealized appreciation and depreciation on securities based on tax cost was $336,392,642 and $149,336,813, respectively, with a net unrealized appreciation of $187,055,829.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 12,601,928 shares of the Fund and received securities valued at $362,002,238 and $10,510,753 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $83,940,018 which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$67,763,090	$244,014,711	$187,055,829

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2007	2006

Ordinary Income	$ 40,499,970	$ 38,333,760
Long-term Capital Gain	362,190,597	265,528,756

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended July 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper

NOTES TO FINANCIAL STATEMENTS continued

short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair

NOTES TO FINANCIAL STATEMENTS continued

value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Values Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Values Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $362,190,597 for the fiscal year ended July 31, 2007.

For corporate shareholders, 63.64% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 67.53% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

Pursuant to Section 871 of the Internal Revenue Code, $68,067,641 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to U.S. nonresident shareholders.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567510 rv4 09/2007

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567510  rv4  09/2007

Evergreen Disciplined Value Fund

# Evergreen

## DISCIPLINED VALUE FUND

**Annual Report**
**as of July 31, 2007**

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Disciplined Value Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment,

1

LETTER TO SHAREHOLDERS continued

conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25%. However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

2

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

Average annual return*

1-year with sales charge	7.09%	7.70%	11.65%	N/A

1-year w/o sales charge	13.60%	12.70%	12.65%	13.85%

5-year	13.75%	14.43%	14.64%	15.18%

10-year	7.17%	7.61%	7.59%	7.85%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.60% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 13.47%.

The fund seeks to provide long-term capital growth, with income as a secondary consideration.

The fiscal year was marked by healthy returns in the stock market, despite a difficult final month. Large cap stocks, in which the fund primarily invests, tended to outpace small and mid cap stocks, but value-oriented stocks were less favored by investors than growth-oriented stocks. The end of the fiscal year saw volatility return to the markets with a vengeance, as stocks recorded wide price swings as the markets were highly influenced by negative reports in the housing and credit markets. These reports partially offset the impact of generally positive news about the economy and corporate earnings. Despite disturbing news from the mortgage market, Gross Domestic Product (“GDP”) expanded by a larger-than-expected 2.4% in the second quarter of 2007. The weakened dollar on world currency markets enabled U.S. exports to contribute more than a full percentage point to GDP growth while personal consumption appeared to be supported by solid income gains and record levels of household net worth. Although payrolls grew by less than the expected 92,000 jobs in July 2007, the U.S. economy has created more than seven million jobs in the past four years, giving support to the highest consumer confidence reading in six years.

We use a disciplined stock selection process based on proprietary research and analysis of company fundamentals and market data. The process is quantitative and objective in nature, searching for stocks that are attractive on the basis of valuation, quality and sentiment. Risk is explicitly managed with both state-of-the-art tools and traditional-style research to help ensure a well diversified portfolio highly reflective of the benchmark. This process is geared toward adding value relative to the benchmark through stock selection. We take no active view on prospects of individual sectors and our sector weightings tend to be close, but not identical, to the benchmark.

Although still producing positive results, utilities proved to be the weakest-performing sector on a relative basis followed by consumer staples and energy. Underperformance in both utilities and consumer staples came from broad stock selection rather than any one particular name. In energy, the biggest detractor to results was Nabors Industries, Ltd., whose principal activities are to conduct oil, gas and geothermal land drilling operations. However the worst performer overall, also on a relative basis, was IndyMac Bancorp, Inc. This hybrid thrift/mortgage banker experienced significant difficulty from December 2006 through the end of the fiscal year as a result of the subprime mortgage problems and concerns about credit quality. We sold our positions in both Nabors and IndyMac.

Contributing to performance was stock selection in the industrials, consumer discretionary and materials sectors. Performance was led by companies such as Cummins, Inc., Nordstrom, Inc., and United States Steel Corp. Cummins, Inc., headquartered in Columbus, Indiana, designs and manufactures diesel and natural gas engines and engine-related components worldwide and was the best contributor to relative performance in the portfolio. Another industrials company that performed particularly well was Paccar, Inc., a global trucking and heavy equipment manufacturer selling products under the Kenworth, Peterbilt and DAF nameplates. Also helping performance was stock selection in the financials sector, which accounts for almost one-third of the valuation in the Russell 1000 Value. Investment banker Goldman Sachs Group, Inc. was a particularly strong performer in the financials sector.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,000.86	$ 5.16
Class B	$ 1,000.00	$ 997.14	$ 8.86
Class C	$ 1,000.00	$ 997.13	$ 8.86
Class I	$ 1,000.00	$ 1,002.09	$ 3.92
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.64	$ 5.21
Class B	$ 1,000.00	$ 1,015.92	$ 8.95
Class C	$ 1,000.00	$ 1,015.92	$ 8.95
Class I	$ 1,000.00	$ 1,020.88	$ 3.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
				Year Ended
CLASS A	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$ 16.62	$ 15.82	$16.96	$17.35

Income from investment operations
Net investment income (loss)	0.27	0.22	0.05	0.01
Net realized and unrealized gains or losses on investments	1.96	1.22	1.08	(0.36)
Total from investment operations	2.23	1.44	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.27)	(0.19)	(0.04)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0
Total distributions to shareholders	(0.80)	(0.64)	(2.27)	(0.04)

Net asset value, end of period	$ 18.05	$ 16.62	$15.82	$16.96

Total return[3]	13.60%	9.44%	7.76%	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$119,461	$13,428	$1,617	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%	1.15%	1.26%[4]	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.04%	1.17%	1.26%[4]	1.11%[4]
Net investment income (loss)	1.04%	1.14%	0.74%[4]	0.58%[4]
Portfolio turnover rate	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
				Year Ended
CLASS B	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$16.55	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.13	0.10	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	1.94	1.22	1.06	(0.34)
Total from investment operations	2.07	1.32	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.13)	(0.11)	(0.02)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0
Total distributions to shareholders	(0.66)	(0.56)	(2.25)	(0.04)

Net asset value, end of period	$17.96	$16.55	$15.79	$16.97

Total return[4]	12.70%	8.64%	7.35%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,329	$5,070	$ 121	$ 5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.89%	2.00%[5]	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.91%	2.00%[5]	1.82%[5]
Net investment income (loss)	0.71%	0.47%	0.16%[5]	0.10%[5]
Portfolio turnover rate	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
				Year Ended
CLASS C	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$16.53	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.13	0.12	0[3]	0
Net realized and unrealized gains or losses on investments	1.93	1.18	1.08	(0.34)
Total from investment operations	2.06	1.30	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.13)	(0.11)	(0.03)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0
Total distributions to shareholders	(0.66)	(0.56)	(2.26)	(0.04)

Net asset value, end of period	$17.93	$16.53	$15.79	$16.97

Total return[4]	12.65%	8.54%	7.37%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,009	$1,617	$ 144	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.88%	2.16%[5]	1.85%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.90%	2.16%[5]	1.85%[5]
Net investment income (loss)	0.70%	0.53%	(0.09%)[5]	(0.16%)[5]
Portfolio turnover rate	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended April 30,

CLASS I	2007	2006	2005[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29

Income from investment operations
Net investment income (loss)	0.32	0.24	0.05	0.12	0.08	0.09
Net realized and unrealized gains or losses on investments	1.94	1.23	1.07	1.84[3]	3.83	(2.93)
Total from investment operations	2.26	1.47	1.12	1.96	3.91	(2.84)

Distributions to shareholders from
Net investment income	(0.31)	(0.24)	(0.05)	(0.12)	(0.07)	(0.09)
Net realized gains	(0.53)	(0.45)	(2.23)	(1.01)	0	(0.06)
Total distributions to shareholders	(0.84)	(0.69)	(2.28)	(1.13)	(0.07)	(0.15)

Net asset value, end of period	$ 18.01	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30

Total return	13.85%	9.66%	7.65%	12.10%	31.87%[4]	(18.50%)[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$559,719	$673,865	$157,238	$157,107	$313,929	$250,385
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%	0.88%	0.91%[5]	0.99%	0.99%	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%	0.90%	0.91%[5]	1.20%	1.19%	1.19%
Net investment income (loss)	1.78%	1.45%	1.34%[5]	0.64%	0.54%	0.74%
Portfolio turnover rate	60%	55%	15%	54%	33%	37%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 Effective at the close of business March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounti ng and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding any sales charges applicable to SouthTrust Fund

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2007

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 7.4%
Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc.	122,116	$3,289,805
Darden Restaurants, Inc.	92,978	3,958,073

		7,247,878

Leisure Equipment & Products 0.6%
Hasbro, Inc.	158,927	4,453,135

Media 4.4%
DIRECTV Group, Inc. *	119,529	2,678,645
Gannett Co., Inc.	85,010	4,241,999
Meredith Corp.	78,326	4,424,636
Omnicom Group, Inc.	79,057	4,100,686
Time Warner, Inc.	366,376	7,056,402
Walt Disney Co. (p)	228,058	7,525,914

		30,028,282

Multi-line Retail 0.7%
J.C. Penney Co., Inc.	34,808	2,368,336
Nordstrom, Inc.	50,399	2,397,985

		4,766,321

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	79,493	4,487,380

CONSUMER STAPLES 8.9%
Beverages 1.8%
Coca-Cola Enterprises, Inc.	276,567	6,267,008
Molson Coors Brewing Co., Class B	68,129	6,059,394

		12,326,402

Food & Staples Retailing 1.9%
Kroger Co.	297,155	7,714,144
Safeway, Inc.	179,426	5,718,306

		13,432,450

Household Products 2.4%
Energizer Holdings, Inc. *	54,592	5,508,333
Procter & Gamble Co.	181,455	11,224,806

		16,733,139

Tobacco 2.8%
Altria Group, Inc.	186,169	12,374,653
Reynolds American, Inc. (p)	107,674	6,586,419

		18,961,072

ENERGY 14.3%
Energy Equipment & Services 0.5%
Transocean, Inc. *	31,618	3,397,354

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 13.8%
Chevron Corp.	262,853	$22,410,847
ConocoPhillips	182,668	14,766,881
Exxon Mobil Corp.	459,398	39,108,552
Marathon Oil Corp.	158,985	8,775,972
Sunoco, Inc.	55,735	3,718,639
Valero Energy Corp. (p)	99,453	6,664,346

		95,445,237

FINANCIALS 28.8%
Capital Markets 4.7%
Bear Stearns Cos.	30,226	3,663,996
Goldman Sachs Group, Inc.	44,531	8,386,969
Lehman Brothers Holdings, Inc. (p)	98,698	6,119,276
Merrill Lynch & Co., Inc.	94,492	7,011,306
Morgan Stanley	114,977	7,343,581

		32,525,128

Commercial Banks 3.7%
PNC Financial Services Group, Inc.	89,607	5,972,307
U.S. Bancorp	110,558	3,311,212
Wells Fargo & Co.	482,678	16,300,036

		25,583,555

Consumer Finance 0.2%
Discover Financial Services *	57,489	1,325,121

Diversified Financial Services 9.4%
Bank of America Corp.	377,644	17,907,879
CIT Group, Inc.	134,211	5,526,809
Citigroup, Inc.	495,874	23,092,852
JPMorgan Chase & Co.	422,419	18,590,660

		65,118,200

Insurance 7.1%
ACE, Ltd.	105,177	6,070,816
Allstate Corp.	161,496	8,583,512
American International Group, Inc.	134,128	8,608,335
Chubb Corp.	61,838	3,117,254
Hartford Financial Services Group, Inc.	71,887	6,604,259
MetLife, Inc.	44,189	2,661,062
PartnerRe, Ltd.	50,310	3,573,519
Travelers Companies, Inc.	187,047	9,498,247

		48,717,004

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 1.9%
Hospitality Properties Trust	58,140	$2,230,250
HRPT Properties Trust (p)	457,550	4,278,093
ProLogis	54,326	3,091,149
Simon Property Group, Inc. (p)	36,643	3,170,719

		12,770,211

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp. (p)	120,857	3,404,542
Freddie Mac	105,594	6,047,368
MGIC Investment Corp. (p)	77,429	2,993,405

		12,445,315

HEALTH CARE 8.1%
Biotechnology 0.7%
Biogen Idec, Inc. *	87,783	4,963,251

Health Care Providers & Services 2.0%
CIGNA Corp.	139,780	7,218,239
McKesson Corp.	109,168	6,305,544

		13,523,783

Life Sciences Tools & Services 0.5%
Invitrogen Corp. *	43,794	3,144,409

Pharmaceuticals 4.9%
Johnson & Johnson	134,225	8,120,612
King Pharmaceuticals, Inc. *	275,595	4,687,871
Pfizer, Inc.	902,047	21,207,125

		34,015,608

INDUSTRIALS 9.4%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	85,463	6,503,734

Commercial Services & Supplies 0.5%
Manpower, Inc.	45,713	3,613,612

Industrial Conglomerates 2.7%
General Electric Co.	482,843	18,714,995

Machinery 4.5%
Caterpillar, Inc.	76,070	5,994,316
Cummins, Inc.	65,346	7,756,570
Eaton Corp.	39,449	3,833,654
Paccar, Inc.	80,447	6,582,174
Parker Hannifin Corp.	66,077	6,520,478

		30,687,192

Road & Rail 0.7%
Ryder System, Inc.	90,667	4,929,565

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 4.2%
Computers & Peripherals 1.9%
Hewlett-Packard Co.	90,890	$4,183,667
International Business Machines Corp.	60,733	6,720,106
Lexmark International, Inc., Class A *	54,344	2,148,762

		13,052,535

Electronic Equipment & Instruments 0.4%
Tektronix, Inc.	85,131	2,796,553

IT Services 1.2%
Computer Sciences Corp. *	66,283	3,690,638
Electronic Data Systems Corp.	121,269	3,273,050
Fiserv, Inc. *	32,482	1,605,260

		8,568,948

Office Electronics 0.4%
Xerox Corp. *	160,011	2,793,792

Software 0.3%
Cadence Design Systems, Inc. *	80,481	1,722,294

MATERIALS 4.9%
Chemicals 2.6%
Eastman Chemical Co.	85,062	5,853,967
Lubrizol Corp.	106,306	6,661,134
Lyondell Chemical Co.	114,425	5,137,682

		17,652,783

Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	50,834	4,777,379
United States Steel Corp.	72,698	7,145,487

		11,922,866

Paper & Forest Products 0.6%
International Paper Co. (p)	121,548	4,505,784

TELECOMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	500,963	19,617,711
CenturyTel, Inc.	74,985	3,439,562
Embarq Corp.	48,833	3,017,391
Qwest Communications International, Inc. * (p)	352,142	3,003,771
Verizon Communications, Inc.	286,278	12,201,169

		41,279,604

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp. (p)	287,461	5,901,574

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES 6.1%
Electric Utilities 2.3%
Edison International (p)	126,480	$6,689,527
FirstEnergy Corp.	116,526	7,078,955
Pepco Holdings, Inc.	86,133	2,331,620

		16,100,102

Multi-Utilities 3.8%
CenterPoint Energy, Inc.	344,369	5,675,201
DTE Energy Co.	61,588	2,856,452
OGE Energy Corp.	116,654	3,867,080
PG&E Corp.	166,099	7,110,698
Public Service Enterprise Group, Inc.	73,375	6,321,256

		25,830,687

Total Common Stocks (cost $598,890,137)		681,986,855

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 6.8%
CORPORATE BONDS 1.0%
Capital Markets 0.1%
Bear Stearns Cos., 5.52%, 01/10/2008	$1,000,488	999,805

Diversified Financial Services 0.9%
Citigroup Global Markets Inc., 5.45%, 08/01/2007	6,000,000	6,000,000

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	861,154	861,154

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 5.7%
Banc of America Securities, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $2,000,301	$2,000,000	2,000,000
Barclays Capital, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity
value $2,000,302	2,000,000	2,000,000
BNP Paribas Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $20,003,017	20,000,000	20,000,000
Cantor Fitzgerald & Co., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $2,000,301	2,000,000	2,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007,
maturity value $3,000,451	3,000,000	3,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS^ continued
Credit Suisse First Boston Corp., 5.42%, dated 07/31/2007, maturing,
08/01/2007, maturity value $3,000,452	$ 3,000,000	$3,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $1,000,150	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Lehman Brothers, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $2,000,301	2,000,000	2,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $2,000,302	2,000,000	2,000,000

		39,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $46,860,959)		46,860,959

SHORT-TERM INVESTMENTS 1.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.80%, 10/11/2007 † ƒ	500,000	495,267

MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	7,133,295	7,133,295

Total Short-Term Investments (cost $7,628,562)		7,628,562

Total Investments (cost $653,379,658) 106.8%		736,476,376
Other Assets and Liabilities (6.8%)		(46,957,723)

Net Assets 100.0%		$689,518,653

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 134 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Financials	29.1%	Telecommunication Services	6.9%
Energy	14.5%	Utilities	6.1%
Industrials	9.5%	Materials	5.0%
Consumer Staples	9.0%	Information Technology	4.2%
Health Care	8.2%
Consumer Discretionary	7.5%		100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $646,246,363) including $43,728,905 of
securities loaned	$729,343,081
Investments in affiliated money market fund, at value (cost $7,133,295)	7,133,295

Total investments	736,476,376
Cash	176
Receivable for Fund shares sold	356,154
Dividends receivable	734,578
Receivable for securities lending income	6,559
Prepaid expenses and other assets	47,738

Total assets	737,621,581

Liabilities
Payable for Fund shares redeemed	1,166,891
Payable for securities on loan	46,860,959
Payable for daily variation margin on open futures contracts	3,664
Advisory fee payable	11,862
Distribution Plan expenses payable	1,116
Due to other related parties	2,017
Accrued expenses and other liabilities	56,419

Total liabilities	48,102,928

Net assets	$689,518,653

Net assets represented by
Paid-in capital	$532,278,036
Undistributed net investment income	475,597
Accumulated net realized gains on investments	73,693,789
Net unrealized gains on investments	83,071,231

Total net assets	$689,518,653

Net assets consists of
Class A	$119,461,311
Class B	7,328,941
Class C	3,009,358
Class I	559,719,043

Total net assets	$689,518,653

Shares outstanding (unlimited number of shares authorized)
Class A	6,618,910
Class B	408,050
Class C	167,828
Class I	31,075,448

Net asset value per share
Class A	$18.05
Class A — Offering price (based on sales charge of 5.75%)	$19.15
Class B	$17.96
Class C	$17.93
Class I	$18.01

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $1,463)	$17,048,437
Income from affiliate	366,068
Securities lending	63,925
Interest	40,531

Total investment income	17,518,961

Expenses
Advisory fee	4,281,657
Distribution Plan expenses
Class A	105,302
Class B	64,777
Class C	25,524
Administrative services fee	686,956
Transfer agent fees	130,245
Trustees’ fees and expenses	15,619
Printing and postage expenses	40,943
Custodian and accounting fees	181,035
Registration and filing fees	57,026
Professional fees	29,200
Other	4,888

Total expenses	5,623,172
Less: Expense reductions	(14,162)

Net expenses	5,609,010

Net investment income	11,909,951

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	97,310,004
Foreign currency related transactions	(1,380)
Futures contracts	942,337

Net realized gains on investments	98,250,961
Net change in unrealized gains or losses on investments	(26,649,744)

Net realized and unrealized gains or losses on investments	71,601,217

Net increase in net assets resulting from operations	$83,511,168

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income		$11,909,951		$3,422,181
Net realized gains on investments		98,250,961		9,264,158
Net change in unrealized gains or losses
on investments		(26,649,744)		22,697,065

Net increase in net assets resulting from
operations		83,511,168		35,383,404

Distributions to shareholders from
Net investment income
Class A		(394,869)		(34,897)
Class B		(44,707)		(11,040)
Class C		(19,067)		(3,127)
Class I		(11,393,940)		(2,861,448)
Net realized gains
Class A		(447,830)		(58,368)
Class B		(170,488)		(35,875)
Class C		(68,598)		(11,724)
Class I		(20,286,301)		(4,210,711)

Total distributions to shareholders		(32,825,800)		(7,227,190)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,159,020	21,219,105	281,554	4,517,880
Class B	199,113	3,571,566	188,968	3,005,549
Class C	90,405	1,605,127	44,599	703,193
Class I	6,051,897	112,662,110	7,102,053	114,617,809

		139,057,908		122,844,431

Net asset value of shares issued in
reinvestment of distributions
Class A	41,540	740,853	5,839	91,327
Class B	10,481	181,619	2,470	38,294
Class C	3,915	67,788	789	12,212
Class I	733,942	12,801,347	334,233	5,229,928

		13,791,607		5,371,761

Automatic conversion of Class B shares
to Class A shares
Class A	25,821	468,167	3,076	49,242
Class B	(25,938)	(468,167)	(3,089)	(49,242)

		0		0

Payment for shares redeemed
Class A	(4,397,745)	(84,274,434)	(59,814)	(962,836)
Class B	(81,958)	(1,474,278)	(23,950)	(384,384)
Class C	(24,350)	(440,496)	(69,800)	(1,132,343)
Class I	(16,328,066)	(296,186,015)	(3,972,329)	(63,313,978)

		(382,375,223)		(65,793,541)

Net asset value of shares issued in
acquisitions
Class A	8,982,336	174,379,711	475,018	7,578,121
Class B	0	0	134,291	2,134,806
Class C	0	0	113,158	1,796,904
Class I	0	0	27,206,987	432,770,621

		174,379,711		444,280,452

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2007	2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(55,145,997)	$506,703,103

Total increase (decrease) in net assets	(4,460,629)	534,859,317
Net assets
Beginning of period	693,979,282	159,119,965

End of period	$689,518,653	$693,979,282

Undistributed net investment income	$475,597	$587,286

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

21

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by

22

NOTES TO FINANCIAL STATEMENTS continued

the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investments trusts. During the year ended July 31, 2007, the following amounts were reclassified:

Paid-in capital	$6,427,680
Undistributed net investment income	(169,057)
Accumulated net realized gains on investments	(6,258,623)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $5,801 from the sale of Class A shares and $8,369 and $218 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas Dual Focus Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Dual Focus Fund at an exchange ratio of 0.70 for Class A shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas Value Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Value Fund at an exchange ratio of 0.70 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $638,076,973.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net	Unrealized	Number of
Acquired Fund	Assets Acquired	Appreciation	Shares Issued

Atlas Dual Focus Fund	$ 60,185,843	$10,717,156	3,100,185 Class A
Atlas Value Fund	114,193,868	22,194,802	5,882,151 Class A

The aggregate net assets of the Fund immediately after these acquisitions were $812,456,684.

24

NOTES TO FINANCIAL STATEMENTS continued

Effective at the close of business on June 23, 2006 , the Fund acquired the net assets of Evergreen Strategic Value Fund (“Strategic Value Fund”) in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shareholders of Strategic Value Fund at an exchange ratio of 1.30, 1.30, 1.30, 1.31 and 1.30 for Class A, Class B, Class C, Class I and Class A shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $34,714,807. The aggregate net assets of the Fund and Strategic Value Fund immediately prior to the acquisition were $226,684,974 and $444,280,452, respectively. The aggregate net assets of the Fund immediately after the acquisition were $670,965,426.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $407,339,925 and $656,252,130, respectively, for the year ended July 31, 2007.

At July 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2007	Loss

September 2007	1 S&P 500 Index	$390,962	$365,475	$25,487

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $43,728,905 and $46,860,959, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $656,536,214. The gross unrealized appreciation and depreciation on securities based on tax cost was $99,091,292 and $19,151,130, respectively, with a net unrealized appreciation of $79,940,162.

As of July 31, 2007, the Fund had $5,828,725 in capital loss carryovers for federal income tax expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended July 31, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryovers

$ 23,607,561	$59,521,619	$79,940,162	$5,828,725

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2007	2006

Ordinary Income	$11,852,583	$4,082,953
Long-term Capital Gain	20,973,217	3,144,237

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended July 31, 2007, the Fund had no borrowings.

26

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as

27

NOTES TO FINANCIAL STATEMENTS continued

of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On September 13, 2007, the Fund declared distributions from net investment income to shareholders of record on September 12, 2007. The per share amounts payable on September 14, 2007 were as follows:

Net
Investment
Income

Class A	$0.0663
Class B	0.0313
Class C	0.0314
Class I	0.0783

These distributions are not reflected in the accompanying financial statements.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Disciplined Value Fund, a series of the Evergreen Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Disciplined Value Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $20,973,217 for the fiscal year ended July 31, 2007.

For corporate shareholders, 48.49% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

Pursuant to Section 871 of the Internal Revenue Code, $23,131,964 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to U.S. nonresident shareholders.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

575708 rv1    09/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the seven series of the Registrant’s annual financial statements for the fiscal years ended July 31, 2007 and July 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$170,900	$137,402
Audit-related fees (1)	17,700	0
Tax fees (2)	15,500	15,450
Non-audit fees (3)	1,008,367	980,575
All other fees	0	0

Total fees	$1,212,467	$1,133,427

(1) Audit-related fees consists primarily of fees for merger activity.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(3) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2007